                               HARTFORD HLS FUNDS


        CLASS IA SHARES

        PROSPECTUS
        MAY 1, 2005


     HARTFORD ADVISERS HLS FUND
     HARTFORD DISCIPLINED EQUITY HLS FUND
     HARTFORD DIVIDEND AND GROWTH HLS FUND
     HARTFORD EQUITY INCOME HLS FUND
     HARTFORD FOCUS HLS FUND
     HARTFORD GLOBAL ADVISERS HLS FUND
     HARTFORD GLOBAL LEADERS HLS FUND
     HARTFORD GROWTH HLS FUND
     HARTFORD GROWTH OPPORTUNITIES HLS FUND
     HARTFORD HIGH YIELD HLS FUND
     HARTFORD INDEX HLS FUND
     HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
     HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
     HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
     HARTFORD MONEY MARKET HLS FUND
     HARTFORD MORTGAGE SECURITIES HLS FUND
     HARTFORD SMALLCAP GROWTH HLS FUND
     HARTFORD STOCK HLS FUND
     HARTFORD TOTAL RETURN BOND HLS FUND
       (FORMERLY HARTFORD BOND HLS FUND)
     HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
     HARTFORD VALUE HLS FUND
     HARTFORD VALUE OPPORTUNITIES HLS FUND


     HARTFORD HLS FUNDS
     C/O INDIVIDUAL ANNUITY SERVICES
     P.O. BOX 5085
     HARTFORD, CT 06102-5085

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS                                                                                               PAGE
-----------------------------------------------------------------------------------------------------------
Introduction.                           Introduction                                                      2

A summary of each fund's                Hartford Advisers HLS Fund                                        3
goals, principal strategies,            Hartford Disciplined Equity HLS Fund                              6
main risks, performance and             Hartford Dividend and Growth HLS Fund                             9
fees.                                   Hartford Equity Income HLS Fund                                  12
                                        Hartford Focus HLS Fund                                          15
                                        Hartford Global Advisers HLS Fund                                18
                                        Hartford Global Leaders HLS Fund                                 21
                                        Hartford Growth HLS Fund                                         24
                                        Hartford Growth Opportunities HLS Fund                           27
                                        Hartford High Yield HLS Fund                                     30
                                        Hartford Index HLS Fund                                          34
                                        Hartford International Capital Appreciation HLS Fund             37
                                        Hartford International Opportunities HLS Fund                    40
                                        Hartford International Small Company HLS Fund                    43
                                        Hartford Money Market HLS Fund                                   46
                                        Hartford Mortgage Securities HLS Fund                            49
                                        Hartford SmallCap Growth HLS Fund                                52
                                        Hartford Stock HLS Fund                                          55
                                        Hartford Total Return Bond HLS Fund                              58
                                        Hartford U.S. Government Securities HLS Fund                     62
                                        Hartford Value HLS Fund                                          65
                                        Hartford Value Opportunities HLS Fund                            68

Description of other                    Investment strategies and investment matters                     71
investment strategies and
investment risks.

Investment manager and                  Management of the funds                                          75
management fee information.

Further information on the              Further information on the funds                                 78
funds.                                  Purchase and redemption of fund shares                           78
                                        Determination of net asset value                                 78
                                        Dividends and distributions                                      79
                                        Frequent purchases and redemptions of fund shares                79
                                        Federal income taxes                                             82
                                        Variable contract owner voting rights                            82
                                        Plan participant voting rights                                   83
                                        Performance related information                                  83
                                        Distributor, Custodian and Transfer Agent                        83
                                        Financial highlights                                             84
                                        Privacy policy                                                   96
                                        For more information                                     back cover

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile. Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Each fund, except Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund, is an investment portfolio of Hartford Series Fund, Inc. Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund are investment portfolios of Hartford HLS Series Fund II, Inc.

Each fund, except the Focus HLS Fund, is a diversified fund. The Focus HLS Fund is a non-diversified fund. Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HL Advisors, Wellington Management and Hartford Investment Management is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds, some of which have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of the Retail Funds and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

                                                      HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

     -    stocks,

     -    debt securities, and

     -    money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% in equities, between 30% and 50% in debt securities, and between 1% and 10% in money market instruments. Allocation decisions within these bands are in Wellington Management's discretion and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The equity securities within the fund's diversified portfolio are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995     28.34%
1996     16.59%
1997     24.51%
1998     24.66%
1999     10.59%
2000     -0.75%
2001     -4.64%
2002    -13.79%
2003     18.49%
2004      3.74%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 13.92% (2ND QUARTER 1997) AND THE LOWEST QUARTERLY RETURN WAS -9.84% (2ND QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                          1 YEAR   5 YEARS   10 YEARS
Class IA                                   3.74%     0.06%     9.92%
S&P 500 Index
  (reflects no
  deduction for fees
  or expenses)                            10.87%    -2.30%    12.06%
Lehman Brothers
  Government/
  Credit Bond
  Index (reflects no
  deduction for fees or expenses)          4.19%     8.00%     7.80%

  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

  The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(1)                                                       0.63%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.04%
  Total operating expenses                                                 0.67%


(1) Effective May 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.60%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $   65
  Year 3                                                                $  205
  Year 5                                                                $  357
  Year 10                                                               $  798

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Steven T. Irons

-    Senior Vice President of Wellington Management

-    Portfolio manager of the equity portion of the fund since May 2005

-    Joined Wellington Management as an investment professional in 1993

John C. Keogh

-    Senior Vice President of Wellington Management

- Portfolio manager of the fixed income and money market portion of the fund since 2004

-    Joined Wellington Management as an investment professional in 1983

Saul J. Pannell

-    Senior Vice President of Wellington Management

- Involved in portfolio management and securities analysis of the equity portion of the fund since May 2005

-    Joined Wellington Management as an investment professional in 1974

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

HARTFORD DISCIPLINED EQUITY HLS FUND

INVESTMENT GOAL. The Hartford Disciplined Equity HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. Though normally not implemented, the fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1999     21.82%
2000     -5.64%
2001     -8.02%
2002    -24.65%
2003     28.82%
2004      8.41%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 15.65% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -16.48% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                             SINCE INCEPTION
                                          1 YEAR   5 YEARS    (MAY 29, 1998)
Class IA                                   8.41%    -1.80%       4.35%
S&P 500 Index
  (reflects no
  deduction for fees
  or expenses)                            10.87%    -2.30%       3.12%(1)

(1)  Return is from 5/31/98.

     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.72%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.03%
  Total operating expenses                                                 0.75%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $   77
  Year 3                                                                $  240
  Year 5                                                                $  417
  Year 10                                                               $  930

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

James A. Rullo, CFA

-    Senior Vice President of Wellington Management

-    Portfolio manager of the fund since inception (May 1998)

-    Joined Wellington Management as an investment professional in 1994

Mammen Chally

-    Vice President of Wellington Management

-    Joined Wellington Management in 1994

-    Investment professional since 1996

- Involved in portfolio management and securities analysis for the fund since inception (May 1998)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

                                           HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995     36.37%
1996     22.91%
1997     31.89%
1998     16.42%
1999      5.31%
2000     10.95%
2001     -4.04%
2002    -14.23%
2003     26.80%
2004     12.42%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 16.29% (2ND QUARTER 1997) AND THE LOWEST QUARTERLY RETURN WAS -18.74% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                          1 YEAR   5 YEARS   10 YEARS
Class IA                                  12.42%     5.42%    13.44%
S&P 500 Index
  (reflects no
  deduction for fees
  or expenses)                            10.87%    -2.30%    12.06%

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.64%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.04%
  Total operating expenses                                                 0.68%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $   69
  Year 3                                                                $  218
  Year 5                                                                $  379
  Year 10                                                               $  847

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward P. Bousa, CFA

-    Vice President of Wellington Management

-    Manager of the fund since September, 2001

-    Joined Wellington Management as an investment professional in 2000

-    Investment professional with Putnam Investments Incorporated (1992-2000)

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

HARTFORD EQUITY INCOME HLS FUND

INVESTMENT GOAL. The Hartford Equity Income HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways -- affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital, or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key security selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2004

2004    9.43%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 7.91% (4TH QUARTER 2004) AND THE LOWEST QUARTERLY RETURN WAS 0.03% (2ND QUARTER
2004).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                    SINCE INCEPTION
                                          1 YEAR   (OCTOBER 31, 2003)
Class IA                                   9.43%         15.03%
Russell 1000 Value
  Index (reflects no
  deduction for fees
  or expenses)                            16.49%         21.31%

  INDEX: The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(1)                                                       0.83%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.07%
  Total operating expenses                                                 0.90%

(1) HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee is 0.73%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $    92
  Year 3                                                                $   287
  Year 5                                                                $   498
  Year 10                                                               $ 1,108

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

John R. Ryan

-    Senior Vice President and Managing Partner of Wellington Management

-    Portfolio manager of the fund since inception (October 31, 2003)

- Joined Wellington Management as an investment professional involved in portfolio management and securities analysis in 1981

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

                                                         HARTFORD FOCUS HLS FUND

INVESTMENT GOAL. The Hartford Focus HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The equity securities within the fund's focused portfolio are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

2002    -24.59%
2003     28.37%
2004      3.16%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 14.57% (2ND QUARTER 2003) AND THE LOWEST QUARTERLY RETURN WAS -18.83% (2ND QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                    SINCE INCEPTION
                                          1 YEAR    (APRIL 30, 2001)
Class IA                                   3.16%         1.02%
S&P 500 Index
  (reflects no
  deduction for fees
  or expenses)                            10.87%         0.84%

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.85%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.05%
  Total operating expenses                                                 0.90%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $    92
  Year 3                                                                $   287
  Year 5                                                                $   498
  Year 10                                                               $ 1,108

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Steven T. Irons

-    Senior Vice President of Wellington Management

-    Portfolio manager of the fund since May 2005

-    Joined Wellington Management as an investment professional in 1993

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

HARTFORD GLOBAL ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.

PRINCIPAL INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. Under normal circumstances, the fund diversifies its investments among at least three countries, one of which may be the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund invests in securities denominated in both U.S. dollars and foreign currencies that are traded in the U.S. or in foreign securities markets, or both.

The fund actively allocates its assets among three categories:

     -    equity securities

     -    debt securities

     -    money market instruments

The equity portion of the fund invests in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or national competitive positions. The equity portion of the fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index. The fund's investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund.

Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody's or S&P, or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly know as "junk bonds." Such securities may be rated as low as "C" by Moody's or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 500%.

MAIN RISKS. The primary risks of this fund are stock market risk, interest rate risk, credit risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1996    12.25%
1997     5.52%
1998    13.35%
1999    23.16%
2000    -6.63%
2001    -6.25%
2002    -8.95%
2003    22.26%
2004    12.75%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 13.17% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -10.68% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                             SINCE INCEPTION
                                          1 YEAR   5 YEARS   (MARCH 1, 1995)
Class IA                                  12.75%     1.90%       7.81%
Morgan Stanley
   Capital
   International
   World Index
   (reflects no
   deduction for
   fees or expenses)                      15.25%    -2.05%       8.67%(1)
Lehman Brothers
   Global Aggregate
   Index (reflects
   no deduction for
   fees or expenses)                       4.93%     6.80%       7.65%(1)

(1)  Return is from 2/28/95.

     INDICES: The Morgan Stanley Capital International ("MSCI") World Index is a broad-based unmanaged market capitalization weighted total return index which measures performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

     The Lehman Brothers Global Aggregate Index USD Hedged ("Lehman Brothers Global Aggregate Index") provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities). You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.76%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.08%
  Total operating expenses                                                 0.84%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $    86
  Year 3                                                                $   268
  Year 5                                                                $   466
  Year 10                                                               $ 1,037

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

The equity component of the fund is managed by Wellington Management using a team of investment professionals led by Andrew S. Offit.

Andrew S. Offit

-    Senior Vice President of Wellington Management

- Portfolio manager of the equity component of the fund since 2001 and associate manager of the equity component of the fund since 1997

-    Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

-    Vice President of Wellington Management

-    Joined Wellington Management as an investment professional in 2001

- Involved in portfolio management and securities analysis of the equity component of the fund since 2004

-    Investment professional at John Hancock Funds (1998-2001)

The debt component of the fund is managed by Wellington Management using a team of investment professionals led by Robert L. Evans.

Robert L. Evans

-    Senior Vice President of Wellington Management

-    Portfolio manager of the debt component of the fund since inception (March
     1995)

-    Joined Wellington Management as an investment professional in 1995

Scott M. Elliott, CFA

-    Senior Vice President of Wellington Management

-    Portfolio manager of the asset allocation of the fund since 2001

-    Joined Wellington Management as an investment professional in 1994

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

                                                HARTFORD GLOBAL LEADERS HLS FUND

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI World Index is screened and researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and actively managed in terms of trading and tracking risk.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 250%.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1999     50.37%
2000     -7.06%
2001    -16.58%
2002    -19.51%
2003     35.57%
2004     19.19%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 32.82% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -20.03% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                             SINCE INCEPTION
                                                              (SEPTEMBER 30,
                                          1 YEAR   5 YEARS         1998)
Class IA                                  19.19%     0.17%       11.71%
Morgan Stanley
  Capital
  International
  World Index
  (reflects no
  deduction for fees
  or expenses)                            15.25%    -2.05%        5.16%

  INDEX: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.71%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.07%
  Total operating expenses                                                 0.78%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $   80
  Year 3                                                                $  249
  Year 5                                                                $  433
  Year 10                                                               $  966

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Andrew S. Offit

-    Senior Vice President of Wellington Management

-    Portfolio manager of the fund since inception (September 1998)

-    Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

-    Vice President of Wellington Management

-    Joined Wellington Management as an investment professional in 2001

-    Involved in portfolio management and securities analysis for the fund since
     2001

-    Investment professional at John Hancock Funds (1998-2001)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

HARTFORD GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Growth HLS Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

2003    32.81%
2004    12.49%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 16.22% (2ND QUARTER 2003) AND THE LOWEST QUARTERLY RETURN WAS -6.02% (3RD QUARTER 2004).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                    SINCE INCEPTION
                                          1 YEAR    (APRIL 30, 2002)
Class IA                                  12.49%        10.10%
Russell 1000 Growth
  Index (reflects no
  deduction for fees
  or expenses)                             6.30%         4.04%

  INDEX: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.81%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.05%
  Total operating expenses                                                 0.86%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $    88
  Year 3                                                                $   274
  Year 5                                                                $   477
  Year 10                                                               $ 1,061

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Andrew J. Shilling, CFA

-    Senior Vice President of Wellington Management

-    Portfolio manager of the fund since inception (April 2002)

-    Joined Wellington Management as an investment professional in 1994

John A. Boselli

-    Vice President of Wellington Management

-    Joined Wellington Management as an investment professional in 2002

-    Involved in portfolio management and securities analysis for the fund since
     2002

-    Investment professional with Putnam Investments Incorporated (1996-2002)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

                                          HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995     27.66%
1996     16.41%
1997     12.42%
1998     19.01%
1999     55.17%
2000      3.99%
2001    -22.85%
2002    -27.65%
2003     43.79%
2004     17.18%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 44.29% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -23.35% (1ST QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                          1 YEAR   5 YEARS   10 YEARS
Class IA(1)                                17.18%   -0.44%     11.68%
Russell 3000 Growth
  Index (reflects no
  deduction for fees
  or expenses)                              6.93%   -8.87%      9.30%

(1)  The fund's shares were re-designated IA shares on April 30, 2002.

     INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.61%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.02%
  Total operating expenses                                                 0.63%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $   64
  Year 3                                                                $  202
  Year 5                                                                $  351
  Year 10                                                               $  786

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Michael T. Carmen, CFA

-    Senior Vice President of Wellington Management

-    Portfolio manager of the fund since April 2001

-    Joined Wellington Management as an investment professional in 1999

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

HARTFORD HIGH YIELD HLS FUND

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 10% of total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities.

The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1999     4.70%
2000     1.03%
2001     2.69%
2002    -6.89%
2003    23.18%
2004     7.40%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 8.34% (2ND QUARTER 2003) AND THE LOWEST QUARTERLY RETURN WAS -5.94% (3RD QUARTER
2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                             SINCE INCEPTION
                                                             (SEPTEMBER 30,
                                          1 YEAR   5 YEARS        1998)
Class IA                                   7.40%    5.03%         5.37%
Lehman Brothers
   High Yield
   Corporate Index
   (reflects no
   deduction for
   fees or expenses)                      11.13%    6.97%         6.29%

   INDEX: The Lehman Brothers High Yield Corporate Index is a unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission ("SEC"). You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.72%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.05%
  Total operating expenses                                                 0.77%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $   79
  Year 3                                                                $  246
  Year 5                                                                $  428
  Year 10                                                               $  954

[SIDENOTE]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Christine Mozonski

-    Vice President of Hartford Investment Management

-    Co-portfolio manager of the fund since 2002

-    Joined Hartford Investment Management in June 1992

- Investment professional involved in trading and portfolio management since that time

David Hillmeyer

-    Vice President of Hartford Investment Management

-    Co-portfolio manager of the fund since 2003

-    Joined Hartford Investment Management in 1995

-    Investment professional involved in trading and portfolio management since
     1992

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in Hartford Investment Management's opinion, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")(1) chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2004, approximately 45.43 percent of the Index was composed of the forty largest companies, the five largest being General Electric Company, Exxon Mobil Corporation, Microsoft Corporation, Citigroup, Inc. and Wal-Mart Stores, Inc.

Hartford Investment Management does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

(1) "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995     36.55%
1996     22.09%
1997     32.61%
1998     28.06%
1999     20.49%
2000     -9.50%
2001    -12.31%
2002    -22.45%
2003     28.13%
2004     10.39%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 21.17% (4TH QUARTER 1998) AND THE LOWEST QUARTERLY RETURN WAS -17.37% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                          1 YEAR   5 YEARS    10 YEARS
Class IA                                  10.39%    -2.74%     11.50%
S&P 500 Index
  (reflects no
  deduction for fees
  or expenses)                            10.87%    -2.30%     12.06%

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.39%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.04%
  Total operating expenses                                                 0.43%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $  44
  Year 3                                                                $ 138
  Year 5                                                                $ 241
  Year 10                                                               $ 542

[SIDENOTE]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Edward C. Caputo, CFA

-    Manager of the fund since March 4, 2005

-    Joined Hartford Investment Management in 2001

- Investment professional involved in trading, portfolio management and investment research since 2000

Scott Pike, CFA

-    Assistant Vice President of Hartford Investment Management

-    Assistant Portfolio Manager of the fund since March 4, 2005

-    Joined Hartford Investment Management in 1997

- Investment professional involved in portfolio management and quantitative analysis since 1997

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high-quality growth companies in international markets. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI EAFE Index.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI EAFE Index is screened and researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and actively managed in terms of trading and tracking risk.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 200%.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on growth companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with market capitalizations above $2 billion as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will influence performance significantly. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

2002    -17.21%
2003     51.02%
2004     24.72%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 24.98% (2ND QUARTER 2003) AND THE LOWEST QUARTERLY RETURN WAS -20.57% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                             SINCE INCEPTION
                                                   1 YEAR    (APRIL 30, 2001)
Class IA                                            24.72%        8.32%
MSCI EAFE Index
   (reflects no
   deduction for fees
   or expenses)                                     20.70%        5.28%

   INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.85%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.12%
  Total operating expenses                                                 0.97%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $    99
  Year 3                                                                $   309
  Year 5                                                                $   536
  Year 10                                                               $ 1,190

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Andrew S. Offit

-    Senior Vice President of Wellington Management

-    Portfolio manager of the fund since inception (April 2001)

-    Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

-    Vice President of Wellington Management

-    Joined Wellington Management as an investment professional in 2001

-    Involved in portfolio management and securities analysis for the fund since
     2001

-    Investment professional at John Hancock Funds (1998-2001)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the MSCI AC World ex US Index. As of December 31, 2004, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $40 million and $212 billion.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995     13.93%
1996     12.93%
1997      0.34%
1998     13.16%
1999     39.86%
2000    -17.10%
2001    -18.73%
2002    -17.93%
2003     33.10%
2004     18.08%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.16% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -21.71% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                          1 YEAR   5 YEARS    10 YEARS
Class IA                                  18.08%    -2.77%      5.91%
MSCI AC World ex
  US Index (reflects
  no deductions for
  fees or expenses)                       21.36%     0.02%      6.02%

  INDEX: The Morgan Stanley Capital International All Country World ex US ("MSCI AC World ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.71%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.09%
  Total operating expenses                                                 0.80%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $  82
  Year 3                                                                $ 255
  Year 5                                                                $ 444
  Year 10                                                               $ 990

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Trond Skramstad

-    Senior Vice President of Wellington Management

-    Portfolio manager of the fund since 1994

-    Joined Wellington Management as an investment professional in 1993

Nicolas M. Choumenkovitch

-    Vice President of Wellington Management

-    Joined Wellington Management as an investment professional in 1995

-    Involved in portfolio management and securities analysis for the fund since
     2000

Gavin S. Ma

-    Vice President of Wellington Management

- Joined Wellington Management in 1993 and has been an investment professional since 1994

-    Involved in portfolio management and securities analysis for the fund since
     2002

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

                                   HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $5 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

     -    a well-articulated business plan

     -    experienced management

     -    a sustainable competitive advantage

     -    strong financial characteristics

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

2002    -5.08%
2003    53.73%
2004    16.96%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.67% (2ND QUARTER 2003) AND THE LOWEST QUARTERLY RETURN WAS -17.70% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                             SINCE INCEPTION
                                                   1 YEAR    (APRIL 30, 2001)
Class IA                                            16.96%        13.74%
S&P/Citigroup
  Extended Market
  Euro-Pacific (EMI
  EPAC) Index
  (reflects no
  deduction for
  fees or expenses)                                 28.79%        15.52%

  INDEX: The S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the US and Canada. As of December 31, 2004, the range of market capitalizations of companies in the S&P/Citigroup Extended Market Euro-Pacific Index was between approximately $16 million and $16 billion. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.85%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.23%
  Total operating expenses                                                 1.08%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $   110
  Year 3                                                                $   343
  Year 5                                                                $   595
  Year 10                                                               $ 1,317

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward L. Makin

-    Vice President of Wellington Management

-    Portfolio manager of the fund since inception (April 2001)

-    Joined Wellington Management as an investment professional in 1994

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995    5.74%
1996    5.18%
1997    5.31%
1998    5.25%
1999    4.89%
2000    6.10%
2001    3.87%
2002    1.47%
2003    0.75%
2004    0.94%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 1.57% (4TH QUARTER 2000) AND THE LOWEST QUARTERLY RETURN WAS 0.16% (2ND QUARTER
2004).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                          1 YEAR   5 YEARS    10 YEARS
Class IA                                   0.94%     2.60%       3.93%
60-Day Treasury Bill
  Index (reflects no
  deduction for fees
  or expenses)                             1.33%     2.70%       3.94%

  INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

  Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.45%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.03%
  Total operating expenses                                                 0.48%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                                $   49
  Year 3                                                                $  154
  Year 5                                                                $  269
  Year 10                                                               $  604

[SIDENOTE]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Robert Crusha

-    Vice President of Hartford Investment Management

-    Manager of the fund since May 2002

-    Joined Hartford Investment Management in 1993

-    Investment professional involved in trading and portfolio management since
     1995

Adam Tonkinson

-    Investment Officer of Hartford Investment Management

-    Assistant Portfolio Manager of the fund since March 2004

-    Joined Hartford Investment Management in 2001

- Investment professional involved in securities analysis since 2001 and securities trading since 2002

- Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

                                           HARTFORD MORTGAGE SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated "A" or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by Hartford Investment Management. These U.S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when Hartford Investment Management deems such investments to be consistent with the fund's investment objective; however, no such investments are made in excess of 20% of the fund's total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 80% of its assets in mortgage-related securities.

In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.

The fund may also purchase asset-backed securities.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

Hartford Investment Management's investment strategy significantly influences the fund's performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the manager's selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995    16.17%
1996     5.07%
1997     9.01%
1998     6.72%
1999     1.52%
2000    10.28%
2001     7.50%
2002     8.15%
2003     2.29%
2004     4.12%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 5.22% (2ND QUARTER 1995) AND THE LOWEST QUARTERLY RETURN WAS -1.32% (2ND QUARTER
2004).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                      1 YEAR    5 YEARS    10 YEARS
Class IA                               4.12%     6.43%       7.01%
Lehman
  Mortgage-Backed
  Securities Index
  (reflects no
  deduction for fees
  or expenses)                         4.70%     7.14%       7.56%

  INDEX: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.45%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.04%
  Total operating expenses                                                 0.49%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                   $    50
  Year 3                                                   $   157
  Year 5                                                   $   274
  Year 10                                                  $   616

[SIDENOTE]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Christopher Hanlon

-    Senior Vice President of Hartford Investment Management

-    Co-Manager of the fund since March 2004

- Joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time

Russell M. Regenauer

-    Vice President of Hartford Investment Management

-    Co-Manager of the fund since September 2003

- Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

HARTFORD SMALLCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Growth HLS Fund seeks to maximize short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund's sub-adviser, Wellington Management, believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2004, this range was between approximately $59 million and $4.9 billion. The fund's portfolio is diversified by industry and company. Though normally not implemented, the fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995     29.88%
1996      7.64%
1997      1.43%
1998     21.17%
1999    109.25%
2000    -15.08%
2001    -20.18%
2002    -28.83%
2003     50.06%
2004     15.43%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 60.73% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -29.17% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                      1 YEAR    5 YEARS    10 YEARS
Class IA(1)                           15.43%     -3.53%     11.63%
Russell 2000 Growth
  Index (reflects no
  deduction for fees
  or expenses)                        14.31%     -3.57%      7.12%

(1)  The fund's shares were re-designated Class IA shares on April 30, 2002.

     INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.62%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.02%
  Total operating expenses                                                 0.64%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                   $   65
  Year 3                                                   $  205
  Year 5                                                   $  357
  Year 10                                                  $  798

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

David J. Elliott

-    Vice President of Wellington Management

-    Portfolio manager of the fund since April 2001

- Joined Wellington Management in 1995 and has been an investment professional since 1999

Doris T. Dwyer

-    Vice President of Wellington Management

-    Joined Wellington Management as an investment professional in 1998

- Involved in portfolio management and securities analysis for the fund since April 2001

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

                                                         HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The equity securities within the fund's diversified portfolio are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, quality companies in which the fund invests demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. Quality companies in which the fund invests also include companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995     34.10%
1996     24.37%
1997     31.38%
1998     33.47%
1999     19.78%
2000     -7.04%
2001    -12.23%
2002    -24.25%
2003     26.47%
2004      4.17%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.17% (4TH QUARTER 1998) AND THE LOWEST QUARTERLY RETURN WAS -17.30% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                      1 YEAR    5 YEARS    10 YEARS
Class IA                               4.17%     -4.03%     11.05%
S&P 500 Index
  (reflects no
  deduction for fees
  or expenses)                        10.87%     -2.30%     12.06%

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.46%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.03%
  Total operating expenses                                                 0.49%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                    $    50
  Year 3                                                    $   157
  Year 5                                                    $   274
  Year 10                                                   $   616

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Steven T. Irons

-    Senior Vice President of Wellington Management

-    Portfolio manager of the fund since May 2005

-    Joined Wellington Management as an investment professional in 1993

Saul J. Pannell

-    Senior Vice President of Wellington Management

- Involved in portfolio management and securities analysis for the fund since May 2005

-    Joined Wellington Management as an investment professional in 1975

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

HARTFORD TOTAL RETURN BOND HLS FUND
(FORMERLY HARTFORD BOND HLS FUND)

INVESTMENT GOAL. The Hartford Total Return Bond HLS Fund seeks competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "junk bonds." The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995    18.49%
1996     3.52%
1997    11.35%
1998     8.15%
1999    -2.02%
2000    11.99%
2001     8.68%
2002    10.08%
2003     7.85%
2004     4.62%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 6.40% (2ND QUARTER 1995) AND THE LOWEST QUARTERLY RETURN WAS -2.23% (2ND QUARTER
2004).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                      1 YEAR    5 YEARS    10 YEARS
Class IA                               4.62%     8.62%       8.14%
Lehman Brothers
  U.S. Aggregate Bond
  Index (reflects no
  deduction for fees
  or expenses)                         4.34%     7.71%       7.72%

  INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage of
    offering price                                               Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.46%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.04%
  Total operating expenses                                                 0.50%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                   $    51
  Year 3                                                   $   160
  Year 5                                                   $   280
  Year 10                                                  $   628

[SIDENOTE]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGER

Nasri Toutoungi

-    Managing Director of Hartford Investment Management

-    Manager of the fund since 2003

-    Joined Hartford Investment Management in 2003

- Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities HLS Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. In attempting to maximize total return, the fund also seeks to invest in securities that Hartford Investment Management expects to appreciate in value. The fund tends to focus on maintaining a bond portfolio with an average life between one and ten years.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 240%.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995    18.78%
1996     2.21%
1997     9.08%
1998     8.87%
1999    -1.94%
2000    11.81%
2001     7.50%
2002    10.73%
2003     2.15%
2004     2.07%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 5.86% (2ND QUARTER 1995) AND THE LOWEST QUARTERLY RETURN WAS -2.71% (1ST QUARTER
1996).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                      1 YEAR    5 YEARS    10 YEARS
Class IA(1)                            2.07%     6.77%       6.97%
Lehman Brothers
  Intermediate
  Government Bond
  Index (reflects no
  deduction for fees
  or expenses)                         2.33%     6.57%       6.75%

(1)  The fund's shares were re-designated Class IA shares on April 30, 2002.

     INDEX: The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage of
    offering price                                               Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.45%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.02%
  Total operating expenses                                                 0.47%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                   $    48
  Year 3                                                   $   151
  Year 5                                                   $   263
  Year 10                                                  $   591

[SIDENOTE]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Christopher Hanlon

-    Senior Vice President of Hartford Investment Management

-    Manager of the fund since March 2004

- Joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time

Russell M. Regenauer

-    Vice President of Hartford Investment Management

-    Assistant portfolio manager of the fund since September 2002

- Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

                                                         HARTFORD VALUE HLS FUND

INVESTMENT GOAL. The Hartford Value HLS Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

2002    -22.64%
2003     28.60%
2004     10.71%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 16.52% (2ND QUARTER 2003) AND THE LOWEST QUARTERLY RETURN WAS -19.69% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                SINCE INCEPTION
                                      1 YEAR    (APRIL 30, 2001)
Class IA                              10.71%         2.68%
Russell 1000
  Value Index
  (reflects no
  deduction for
  fees or expenses)                   16.49%         5.64%

  INDEX: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalizations.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage of
    offering price                                               Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.82%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.05%
  Total operating expenses                                                 0.87%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                   $    89
  Year 3                                                   $   278
  Year 5                                                   $   482
  Year 10                                                  $ 1,073

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

John R. Ryan, CFA

-    Senior Vice President and Managing Partner of Wellington Management

-    Portfolio manager of the fund since inception (April 2001)

- Joined Wellington Management as an investment professional involved in portfolio management and securities analysis in 1981

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

HARTFORD VALUE OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that the fund's sub-adviser, Wellington Management, believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power, and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -    high fundamental investment value

     -    strong management team

     -    strong industry position

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1997     25.24%
1998      9.64%
1999      8.96%
2000     18.49%
2001     -2.55%
2002    -24.95%
2003     41.87%
2004     18.87%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.05% (2ND QUARTER 2003) AND THE LOWEST QUARTERLY RETURN WAS -18.32% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                           SINCE INCEPTION
                                      1 YEAR    5 YEARS     (MAY 1, 1996)
Class IA(1)                           18.87%     7.89%         10.82%
Russell 3000
  Value Index
  (reflects no
  deduction for
  fees or expenses)                   16.94%     6.10%         11.20%(2)

(1) The fund's shares were re-designated as Class IA shares on April 30, 2002.

(2)  Return is from 4/30/96.

     INDEX: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IA
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage of
    offering price                                               Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.64%
  Distribution and service (12b-1) fees                                    None
  Other expenses                                                           0.03%
  Total operating expenses                                                 0.67%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           CLASS IA
EXPENSES
  (with or without redemption)
  Year 1                                                    $   68
  Year 3                                                    $  214
  Year 5                                                    $  373
  Year 10                                                   $  835

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team specializing in all-cap value investing since 2001. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors are made collectively by the team.

James H. Averill

-    Senior Vice President of Wellington Management

-    Joined Wellington Management as an investment professional in 1985

- Involved in portfolio management and securities analysis for the fund since 2001 focused primarily on the finance, retail, capital goods, health services and paper industries

David R. Fassnacht

-    Senior Vice President of Wellington Management

-    Joined Wellington Management as an investment professional in 1991

- Involved in portfolio management and securities analysis for the fund since 2001 focused primarily on the communications services, media, pharmaceutical, airline and chemical industries

James N. Mordy

-    Senior Vice President of Wellington Management

-    Joined Wellington Management as an investment professional in 1985

- Involved in portfolio management and securities analysis for the fund since 2001 focused primarily on the technology, energy, construction and utilities sectors

David W. Palmer

-    Vice President of Wellington Management

-    Joined Wellington Management as an investment professional in 1998

- Involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the metals, rail, energy and specialty finance sectors

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds, except for Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest as part of their principal investment strategy, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the Advisers HLS Fund, Global Advisers HLS Fund, High Yield HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund may invest as part of their principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market HLS Fund, which may invest in high quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although it is not a principal investment strategy, each fund (other than the Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The funds, other than the Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Money Market HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of its principal investment strategy. The Index HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities and not as part of its principal investment strategy. The Mortgage Securities HLS Fund may hold foreign investments, but not as part of its principal investment strategy. The U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

International Capital Appreciation HLS Fund, International Opportunities HLS Fund and International Small Company HLS Fund may invest in emerging markets as part of their principal investment strategy. All other funds, except Money Market HLS Fund and U.S. Government Securities HLS Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

Growth Opportunities HLS Fund, International Small Company HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

     - "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

     - "QUBES" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

     - "iSHARES," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

     - "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Certain funds are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES

Disciplined Equity HLS Fund, Equity Income HLS Fund, High Yield HLS Fund, International Small Company HLS Fund, Mortgage Securities HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

DISCLOSURE OF PORTFOLIO HOLDINGS

The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.

                                                         MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. HL Advisors had over $59.9 billion in assets under management as of December 31, 2004. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford HLS Series Fund II, Inc. has received an exemptive order from the SEC under which it uses a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors of Hartford HLS Series Fund II, Inc., to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, The Hartford has been served with five consolidated putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the

District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP is the investment sub-adviser to each of the funds, other than those sub-advised by Hartford Investment Management.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2004, Wellington Management had investment management authority over approximately $470 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2004, Hartford Investment Management and its wholly-owned subsidiary had investment management authority over approximately $101.9 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES

Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each pay a monthly management fee to HL Advisors for investment advisory and certain administrative services. Each other fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

GROWTH OPPORTUNITIES HLS FUND, SMALLCAP
GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------
First $100,000,000                                           0.700%
Amount over $100 Million                                     0.600%

U.S. GOVERNMENT SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------
First $50,000,000                                            0.500%
Amount over $50 Million                                      0.450%

INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------
First $2 Billion                                             0.400%
Amount Over $2 Billion                                       0.300%

MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------
All Assets                                                   0.450%

STOCK HLS FUND AND TOTAL RETURN BOND HLS FUND

AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------
First $250,000,000                                           0.525%
Next $250,000,000                                            0.500%
Next $500,000,000                                            0.475%
Amount Over $1 Billion                                       0.450%

ADVISERS HLS FUND, DISCIPLINED EQUITY HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL ADVISERS HLS FUND, GLOBAL LEADERS HLS FUND, HIGH YIELD HLS FUND AND INTERNATIONAL OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------
First $250,000,000                                           0.775%
Next $250,000,000                                            0.725%
Next $500,000,000                                            0.675%
Amount Over $1 Billion                                       0.625%

EQUITY INCOME HLS FUND, GROWTH HLS FUND AND VALUE HLS FUND

AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------
First $250,000,000                                           0.825%
Next $250,000,000                                            0.775%
Next $500,000,000                                            0.725%
Amount Over $1 Billion                                       0.675%

FOCUS HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND AND INTERNATIONAL SMALL COMPANY HLS FUND

AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                                  -----------
First $250,000,000                                           0.850%
Next $250,000,000                                            0.800%
Amount Over $500 Million                                     0.750%

For the year ended December 31, 2004, Growth Opportunities HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each paid management fees to HL Advisors. Each other fund paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below).

These fees, expressed as a percentage of net assets, were as follows:

FUND NAME                                                 ANNUAL RATE
---------                                                 -----------
Hartford Advisers HLS Fund                                   0.63%(1)
Hartford Disciplined Equity HLS Fund                         0.72%
Hartford Dividend and Growth HLS Fund                        0.64%
Hartford Equity Income HLS Fund                              0.83%(2)
Hartford Focus HLS Fund                                      0.85%
Hartford Global Advisers HLS Fund                            0.76%
Hartford Global Leaders HLS Fund                             0.71%
Hartford Growth HLS Fund                                     0.81%
Hartford Growth Opportunities HLS Fund                       0.61%
Hartford High Yield HLS Fund                                 0.72%
Hartford Index HLS Fund                                      0.39%
Hartford International Capital Appreciation HLS Fund         0.85%
Hartford International Opportunities HLS Fund                0.71%
Hartford International Small Company HLS Fund                0.85%
Hartford Money Market HLS Fund                               0.45%
Hartford Mortgage Securities HLS Fund                        0.45%
Hartford SmallCap Growth HLS Fund                            0.62%
Hartford Stock HLS Fund                                      0.46%
Hartford Total Return Bond HLS Fund                          0.46%
Hartford U.S. Government Securities HLS Fund                 0.45%
Hartford Value HLS Fund                                      0.82%
Hartford Value Opportunities HLS Fund                        0.64%


(1) Effective May 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.60%. This policy may be discontinued at any time.

(2) Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee is 0.73%.

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' SAI and will be available in the funds' semiannual report to shareholders covering the period ending June 30, 2005.

FURTHER INFORMATION ON THE FUNDS

PURCHASE AND REDEMPTION OF FUND SHARES

The funds may offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer each class of their shares to certain qualified retirement plans (the "Plans"). Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The funds offer two different classes of shares -- Class IA and Class IB. Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of

Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, and in particular, Advisers HLS Fund, Global Advisers HLS Fund, Global Leaders HLS Fund, Growth Opportunities HLS Fund, International Capital Appreciation HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, Stock HLS Fund and Value Opportunities HLS Fund, uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's assets, and investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except the Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. In particular, funds that invest in securities that are thinly traded may include High Yield HLS Fund and International Small Company HLS Fund. Funds that invest in securities that are traded primarily in markets outside of the United States may include Advisers HLS Fund, Global Advisers HLS Fund, Global Leaders HLS Fund, Growth Opportunities HLS Fund, International Capital Appreciation HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, Stock HLS Fund and Value Opportunities HLS Fund. Frequent traders using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds. As explained below, however, there are certain frequent traders currently invested in the funds.

The funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the funds. In all cases, exchange activity among the funds occurs on an omnibus basis, which limits the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds prevent the funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not been sold by Hartford Life since the 1980's, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the funds. Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders.

In addition, as the result of litigation with certain holders of Hartford Life's older variable annuity contracts, including court decisions and a court-approved settlement of litigation, these contract holders continue to trade frequently and Hartford Life is limited in its ability to restrict the number of their exchanges and the manner in which they conduct exchanges. See "Individual Variable Annuity and Variable Life Products," below.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the funds' policy to require the funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates the policies and procedures adopted by the applicable Board of Directors with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary to do so. The Chief Compliance Officer of the funds is responsible for monitoring and reporting all material violations of the funds' policies and procedures to the Boards of Directors of the funds, and makes periodic reports to the Boards with respect to suspected abusive trading activities and the steps taken to address any such activities. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so.

No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities. Hartford Life has developed and employs the following procedures with respect to restrictions on trading:

Individual Variable Annuity and Variable Life Products. Hartford Life presently sells only individual variable annuity contracts and individual variable life insurance policies that include contractual language reserving for Hartford Life the right to restrict abusive trading activities and to revoke the exchange privileges of abusive traders. In addition, currently sold variable annuity contracts and variable life insurance policies contain terms that permit Hartford Life to limit the means by which contract holders and policy holders may conduct exchanges. Under Hartford Life's internal policies and procedures, any contract owner or policy holder who conducts in excess of twenty (20) exchanges in one policy/contract year is deemed to be an "Excessive Trader" for the remainder of the policy/contract year. With respect to any currently sold contract or policy, an Excessive Trader may only conduct exchanges in writing by U.S. mail or overnight delivery.

Hartford Life's older Director I and Director II variable annuity contracts, which were sold in the 1980's, do not contain language expressly reserving for Hartford Life the right to restrict abusive trading activities and to revoke the exchange privileges of abusive traders. These contracts are no longer sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in shares of the funds. Hartford Life does employ the Excessive Trader restrictions described above to holders of Director I and Director II contracts, except with respect to approximately 42 of these contract holders, described above, to whom less restrictive limitations apply as the result of settlement of litigation ("the Settlement Holders"). Under the terms of the settlement agreement, the Settlement Holders may conduct exchanges, which result in exchanges of fund shares, by telephone on a daily basis, subject to the following limitations: (i) with respect to all funds other than Advisers HLS Fund, Capital Appreciation HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund, the combined investments of these contract holders may not exceed 5% of the total assets of any sub-account which invests in a fund (and thus less than 5% of the net assets of the fund in question) and (ii) the contract holders may not invest in any newly available sub-account which invests in a fund until the earlier of the first date on which the sub-account's total net assets equal or exceeds $200 million or the 18-month anniversary of the commencement of the sub-account's operations.

As of December 31, 2004, the cumulative value of the contracts held by the Settlement Holders, all of which is invested in the funds, was approximately $115 million. The Settlement Contract Holders exchange all or a part of their contract value on up to a daily basis. The specific funds used by the Settlement Holders vary from time to time, and the funds cannot predict which funds will be the subject of this trading. Portfolio managers of the funds with assets attributable to these contracts may hold these assets in cash or other highly liquid investment vehicles in order to reduce the potential for increased transaction costs and forced liquidation when the assets in question are transferred out of the funds. Maintaining these assets in cash results in lost investment opportunities. When the overall portfolio returns exceed the return on the cash or more liquid investment vehicle, the negative effect is sometimes referred to as "cash drag on performance." Hartford Life has agreed to indemnify the funds on a going forward basis for any material harm caused to the funds from frequent trading by the Settlement Holders.

COLI Products. With respect to COLI products offering investments in Hartford Life's Separate Accounts that participate in the funds, Hartford Life imposes numeric restrictions on the frequency with which a contract holder may reallocate investment options. These restrictions vary by contract from one reallocation per contract year to those that permit twelve free reallocations per contract year with a $50 charge for reallocations in excess of twelve. In 2004, none of the COLI contract holders reached or exceeded twelve reallocations during a contract year.

Group Annuity Products. With respect to group annuity products offering investments in Hartford Life's Separate Accounts that invest in shares of the funds, Hartford Life serves as third-party administrator for the groups and, as such, has access to information concerning individual trading activity. Each group, however, maintains plan documents that govern the rights and obligations of plan participants and, accordingly, limits the ability of Hartford Life to restrict individual trading activity. Hartford Life is using reasonable efforts to work with plan sponsors to modify administrative services agreements between Hartford Life and the plans, as well as plan documents, in ways to enable Hartford Life to impose abusive trading restrictions that are reasonably designed to be as effective as those set forth above for individual variable annuity and variable life policyholders. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors.

Omnibus Accounts Participating Directly in the Funds. Unlike the Group Annuity context discussed above, Hartford Life does not serve as a third-party administrator with respect to the omnibus accounts participating directly in the funds. Because Hartford Life receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter Excessive Traders or other abusive traders. Most omnibus accounts that participate directly in the funds offer no more than one of the funds to their plan participants and, at present, none offers more than three funds. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in the prospectus.

FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc.,
200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, LLC,
200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before December 31, 2001 has been audited by the funds' former independent registered public accounting firm. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

HARTFORD ADVISERS HLS FUND

                                                                              CLASS 1A - PERIOD ENDED:
                                                     12/31/04         12/31/03        12/31/02        12/31/01        12/31/00
                                                   ------------     ------------    ------------    ------------    ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)            $      22.67     $      19.59    $      23.44    $      26.65    $      29.65
Net investment income (loss)(a)                            0.51             0.42            0.51            0.64            0.68
Net realized and unrealized gain (loss)
  on investments(a)                                        0.33             3.18           (4.10)          (1.85)          (0.88)
                                                   ------------     ------------    ------------    ------------    ------------
Total from investment operations(a)                        0.84             3.60           (3.59)          (1.21)          (0.20)
Less distributions:
  Dividends from net investment income(a)                 (0.47)           (0.52)          (0.26)          (0.73)          (0.23)
  Distributions from net realized gain
    on investments(a)                                        --               --              --           (1.27)          (2.57)
  Distributions from capital(a)                              --               --              --              --              --
                                                   ------------     ------------    ------------    ------------    ------------
Total distributions(a)                                    (0.47)           (0.52)          (0.26)          (2.00)          (2.80)
                                                   ------------     ------------    ------------    ------------    ------------
Net increase (decrease) in net asset value(a)              0.37             3.08           (3.85)          (3.21)          (3.00)
Net asset value, end of period(a)                  $      23.04     $      22.67    $      19.59    $      23.44    $      26.65
                                                   ============     ============    ============    ============    ============
TOTAL RETURN(b)                                            3.74%           18.49%         (13.79%)         (4.64%)         (0.75%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $  9,699,374     $ 10,358,449    $  9,249,397    $ 11,836,564    $ 13,430,507
Ratio of expenses to average net assets(c)                 0.67%(d)         0.67%           0.67%           0.66%           0.66%
Ratio of net investment income (loss) to
  average net assets                                       2.16%            2.03%           2.29%           2.51%           2.47%
Portfolio turnover rate(e)                                   36%              48%             47%             34%             40%

(a) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reductions for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.66%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD DISCIPLINED EQUITY HLS FUND

                                                                              CLASS IA - PERIOD ENDED:
                                                     12/31/04         12/31/03        12/31/02        12/31/01        12/31/00
                                                   ------------     ------------    ------------    ------------    ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)            $      11.20     $       8.80    $      11.72    $      13.26    $      14.32
Net investment income (loss)(a)                            0.16             0.07            0.05            0.06            0.05
Net realized and unrealized gain (loss)
  on investments(a)                                        0.79             2.45           (2.97)          (1.10)          (0.85)
                                                   ------------     ------------    ------------    ------------    ------------
Total from investment operations(a)                        0.95             2.52           (2.92)          (1.04)          (0.80)
Less distributions:
  Dividends from net investment income(a)                 (0.13)           (0.12)             --              --           (0.05)
  Distributions from net realized gain
    on investments(a)                                        --               --              --           (0.50)          (0.21)
  Distributions from capital(a)                              --               --              --              --              --
                                                   ------------     ------------    ------------    ------------    ------------
Total distributions(a)                                    (0.13)           (0.12)             --           (0.50)          (0.26)
                                                   ------------     ------------    ------------    ------------    ------------
Net increase (decrease) in net asset value(a)              0.82             2.40           (2.92)          (1.54)          (1.06)
Net asset value, end of period(a)                  $      12.02     $      11.20    $       8.80    $      11.72    $      13.26
                                                   ============     ============    ============    ============    ============
TOTAL RETURN(b)                                            8.41%           28.82%         (24.65%)         (8.02%)         (5.64%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $    770,938     $    685,888    $    460,807    $    416,013    $    379,905
Ratio of expenses to average net assets(c)                 0.75%(d)         0.78%           0.79%           0.79%           0.79%
Ratio of net investment income (loss) to
  average net assets                                       1.53%            0.89%           0.65%           0.54%           0.41%
Portfolio turnover rate(e)                                   62%              73%             92%             85%             73%

(a) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reductions for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.74%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD DIVIDEND AND GROWTH HLS FUND

                                                                                CLASS IA - PERIOD ENDED:
                                                     12/31/04           12/31/03        12/31/02        12/31/01        12/31/00
                                                   ------------       ------------    ------------    ------------    ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)            $      18.77       $      15.09    $      18.80    $      21.24    $      21.49
Net investment income (loss)(a)                            0.32               0.24            0.25            0.31            0.35
Net realized and unrealized gain (loss)
  on investments(a)                                        2.01               3.79           (3.64)          (1.14)           1.78
                                                   ------------       ------------    ------------    ------------    ------------
Total from investment operations(a)                        2.33               4.03           (3.39)          (0.83)           2.13
Less distributions:
  Dividends from net investment income(a)                 (0.27)             (0.25)          (0.23)          (0.30)          (0.34)
  Distributions from net realized gain
    on investments(a)                                        --              (0.10)          (0.09)          (1.31)          (2.04)
  Distributions from capital(a)                              --                 --              --              --              --
                                                   ------------       ------------    ------------    ------------    ------------
Total distributions(a)                                    (0.27)             (0.35)          (0.32)          (1.61)          (2.38)
                                                   ------------       ------------    ------------    ------------    ------------
Net increase (decrease) in net asset value(a)              2.06               3.68           (3.71)          (2.44)          (0.25)
Net asset value, end of period(a)                  $      20.83       $      18.77    $      15.09    $      18.80    $      21.24
                                                   ============       ============    ============    ============    ============
TOTAL RETURN(b)                                           12.42%             26.80%         (14.23%)         (4.04%)         10.95%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $  4,719,663       $  3,927,415    $  2,810,675    $  3,190,773    $  3,189,857
Ratio of expenses to average net assets(c)                 0.68%(d)           0.69%           0.69%           0.68%           0.68%
Ratio of net investment income (loss) to
  average net assets                                       1.73%              1.61%           1.56%           1.66%           1.70%
Portfolio turnover rate(e)                                   27%                31%             43%             61%             59%

(a) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reductions for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.67%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD EQUITY INCOME HLS FUND

                                                                                                           CLASS IA -
                                                                                                          PERIOD ENDED:
                                                                                                                     10/31/03-
                                                                                                    12/31/04        12/31/03(a)
                                                                                                  ------------     ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                              $      10.75     $      10.00
Net investment income (loss)                                                                              0.12             0.02
Net realized and unrealized gain (loss) on investments                                                    0.89             0.75
                                                                                                  ------------     ------------
Total from investment operations                                                                          1.01             0.77
Less distributions:
  Dividends from net investment income                                                                   (0.12)           (0.02)
  Distributions from net realized gain on investments                                                       --               --
  Distributions from capital                                                                                --               --
                                                                                                  ------------     ------------
Total distributions                                                                                      (0.12)           (0.02)
                                                                                                  ------------     ------------
Net increase (decrease) in net asset value                                                                0.89             0.75
Net asset value, end of period                                                                    $      11.64     $      10.75
                                                                                                  ============     ============
TOTAL RETURN(b)                                                                                           9.43%            7.65%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                                          $     90,197     $      8,511
Ratio of expenses to average net assets(d)                                                                0.90%(e)         1.13%(f)
Ratio of net investment income (loss) to average net assets                                               1.99%            1.50%
Portfolio turnover rate(g)                                                                                  18%               2%

(a) The fund was declared effective by the Securities and Exchange Commission on October 31, 2003.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Not annualized.
(d)  Ratios do not reflect reductions for expense offsets.
(e) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.88%.
(f)  Annualized.
(g) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD FOCUS HLS FUND

                                                                                  CLASS IA - PERIOD ENDED:
                                                             12/31/04          12/31/03       12/31/02      4/30/01- 12/31/01(a)
                                                           ------------      ------------   ------------    --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                    $       9.90      $       7.74   $      10.38    $              10.00
Net investment income (loss)(b)                                    0.10              0.03           0.03                    0.02
Net realized and unrealized gain (loss)
  on investments(b)                                                0.21              2.16          (2.66)                   0.38
                                                           ------------      ------------   ------------    --------------------
Total from investment operations(b)                                0.31              2.19          (2.63)                   0.40
Less distributions:
  Dividends from net investment income(b)                         (0.03)            (0.03)            --                   (0.02)
  Distributions from net realized gain
    on investments(b)                                                --                --          (0.01)                     --
  Distributions from capital(b)                                      --                --             --                      --
                                                           ------------      ------------   ------------    --------------------
Total distributions(b)                                            (0.03)            (0.03)         (0.01)                  (0.02)
                                                           ------------      ------------   ------------    --------------------
Net increase (decrease) in net asset value(b)                      0.28              2.16          (2.64)                   0.38
Net asset value, end of period(b)                          $      10.18      $       9.90   $       7.74    $              10.38
                                                           ============      ============   ============    ====================
TOTAL RETURN(c)                                                    3.16%            28.37%        (24.59%)                  3.94%(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $     49,519      $     49,891   $     35,237    $             32,968
Ratio of expenses to average net assets(e)                         0.90%(f)          0.90%          0.88%                   0.95%(g)
Ratio of net investment income (loss) to
  average net assets                                               1.06%             0.40%          0.40%                   0.47%(g)
Portfolio turnover rate(h)                                          111%              129%           212%                    113%

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
(b) For the periods ended December 31, 2001 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(c) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(d)  Not annualized.
(e)  Ratios do not reflect reductions for expense offsets.
(f) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.86%.
(g)  Annualized.
(h) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL ADVISERS HLS FUND

                                                                             CLASS IA - PERIOD ENDED:
                                                   12/31/04         12/31/03         12/31/02          12/31/01         12/31/00
                                                 ------------     ------------     ------------      ------------     ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)          $      11.15     $       9.16     $      10.07      $      11.49     $      13.97
Net investment income (loss)(a)                          0.19             0.12            (0.50)             0.23             0.46
Net realized and unrealized gain (loss)
  on investments(a)                                      1.19             1.95            (0.41)            (0.94)           (1.34)
                                                 ------------     ------------     ------------      ------------     ------------
Total from investment operations(a)                      1.38             2.07            (0.91)            (0.71)           (0.88)
Less distributions:
  Dividends from net investment income(a)                  --            (0.08)              --             (0.08)           (0.71)
  Dividends in excess of net investment
    income(a)                                              --               --               --                --               --
  Distributions from net realized gain
    on investments(a)                                      --               --               --             (0.63)           (0.89)
  Distributions from capital(a)                            --               --               --                --               --
                                                 ------------     ------------     ------------      ------------     ------------
Total distributions(a)                                     --            (0.08)              --             (0.71)           (1.60)
                                                 ------------     ------------     ------------      ------------     ------------
Net increase (decrease) in net asset value(a)            1.38             1.99            (0.91)            (1.42)           (2.48)
Net asset value, end of period(a)                $      12.53     $      11.15     $       9.16      $      10.07     $      11.49
                                                 ============     ============     ============      ============     ============
TOTAL RETURN(b)                                         12.38%           22.26%           (8.95%)           (6.25%)          (6.63%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $    362,757     $    312,492     $    269,329      $    331,784     $    384,648
Ratio of expenses to average net assets(c)               0.84%(d)         0.84%            0.83%             0.86%            0.85%
Ratio of net investment income (loss) to
  average net assets                                     1.27%            1.26%            2.05%             2.21%            2.72%
Portfolio turnover rate(e)                                511%             452%             288%              346%             184%

(a) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reductions for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.78%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GLOBAL LEADERS HLS FUND

                                                                             CLASS IA - PERIOD ENDED:
                                                   12/31/04         12/31/03         12/31/02          12/31/01         12/31/00
                                                 ------------     ------------     ------------      ------------     ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)          $      15.53     $      11.50     $      14.43      $      17.59     $      19.13
Net investment income (loss)(a)                          0.12             0.07             0.13              0.11             0.08
Net realized and unrealized gain (loss)
  on investments(a)                                      2.85             4.02            (2.95)            (3.02)           (1.42)
                                                 ------------     ------------     ------------      ------------     ------------
Total from investment operations(a)                      2.97             4.09            (2.82)            (2.91)           (1.34)
Less distributions:
  Dividends from net investment income(a)               (0.09)           (0.06)           (0.11)            (0.08)           (0.09)
  Distributions from net realized gain
    on investments(a)                                      --               --               --             (0.17)           (0.11)
  Distributions from capital(a)                            --               --               --                --               --
                                                 ------------     ------------     ------------      ------------     ------------
Total distributions(a)                                  (0.09)           (0.06)           (0.11)            (0.25)           (0.20)
                                                 ------------     ------------     ------------      ------------     ------------
Net increase (decrease) in net asset
  value(a)                                               2.88             4.03            (2.93)            (3.16)           (1.54)
Net asset value, end of period(a)                $      18.41     $      15.53     $      11.50      $      14.43     $      17.59
                                                 ============     ============     ============      ============     ============
TOTAL RETURN(b)                                         19.19%           35.57%          (19.51%)          (16.58%)          (7.06%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $  1,004,850     $    728,049     $    544,901      $    484,661     $    572,517
Ratio of expenses to average net assets(c)               0.78%(d)         0.80%            0.81%             0.81%            0.81%
Ratio of net investment income (loss) to
  average net assets                                     0.83%            0.54%            1.06%             0.71%            0.63%
Portfolio turnover rate(e)                                255%             292%             324%              363%             367%

(a) For the periods ended December 31, 1999 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reductions for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.68%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GROWTH HLS FUND

                                                                              CLASS IA-PERIOD ENDED:
                                                                    12/31/04         12/31/03        4/30/02-12/31/02(a)
                                                                  ------------     ------------      -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $      11.66     $       8.66      $             10.00
Net investment income (loss)                                              0.01            (0.01)                      --
Net realized and unrealized gain (loss) on investments                    1.39             2.85                    (1.34)
                                                                  ------------     ------------      -------------------
Total from investment operations                                          1.40             2.84                    (1.34)
Less distributions:
  Dividends from net investment income                                      --               --                       --
  Distributions from net realized gain on investments                    (0.09)           (0.34)                      --
  Distributions from capital                                                --               --                       --
                                                                  ------------     ------------      -------------------
Total distributions                                                      (0.09)           (0.34)                      --
                                                                  ------------     ------------      -------------------
Net increase (decrease) in net asset value                                1.31             2.50                    (1.34)
Net asset value, end of period                                    $      12.47     $      11.16      $              8.66
                                                                  ============     ============      ===================
TOTAL RETURN(b)                                                          12.49%           32.81%                  (13.43%)(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $    249,473     $    127,944      $            13,452
Ratio of expenses to average net assets(d)                                0.86%(e)         0.88%                    0.99%(f)
Ratio of net investment income (loss) to average net assets               0.09%           (0.20%)                  (0.01%)(f)
Portfolio turnover rate(g)                                                  79%             111%                      76%

(a)  The fund commenced operations on April 30, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Not annualized.
(d)  Ratios do not reflect reductions for expense offsets.
(e) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.83%.
(f)  Annualized.
(g) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GROWTH OPPORTUNITIES HLS FUND

                                                                              CLASS IA-PERIOD ENDED:
                                                   12/31/04         12/31/03         12/31/02          12/31/01         12/31/00
                                                 ------------     ------------     ------------      ------------     ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $      23.57     $      16.40     $      22.66      $      40.66     $      45.14
Net investment income (loss)                             0.05            (0.01)           (0.03)               --            (0.03)
Net realized and unrealized gain (loss)
  on investments                                         4.01             7.18            (6.23)            (9.21)            2.99
                                                 ------------     ------------     ------------      ------------     ------------
Total from investment operations                         4.06             7.17            (6.26)            (9.21)            2.96
Less distributions:
  Dividends from net investment income                     --               --               --                --               --
  Distributions from net realized gain
    on investments                                         --               --               --             (8.79)           (7.44)
  Distributions from capital                               --               --               --                --               --
                                                 ------------     ------------     ------------      ------------     ------------
Total distributions                                        --               --               --             (8.79)           (7.44)
                                                 ------------     ------------     ------------      ------------     ------------
Net increase (decrease) in net asset value               4.06             7.17            (6.26)           (18.00)           (4.48)
Net asset value, end of period                   $      27.63     $      23.57     $      16.40      $      22.66     $      40.66
                                                 ============     ============     ============      ============     ============
TOTAL RETURN(a)                                         17.18%           43.79%          (27.65%)          (22.85%)           3.99%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $    848,674     $    696,900     $    478,045      $    755,068     $  1,063,005
Ratio of expenses to average net assets(b)               0.63%(c)         0.64%            0.66%             0.65%            0.64%
Ratio of net investment income (loss) to
  average net assets                                     0.23%           (0.05%)          (0.16%)           (0.01%)          (0.08%)
Portfolio turnover rate(d)                                137%             145%             189%              228%             120%

(a) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(b)  Ratios do not reflect reductions for expense offsets.
(c) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.57%.
(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD HIGH YIELD HLS FUND

                                                                              CLASS IA-PERIOD ENDED:
                                                   12/31/04         12/31/03         12/31/02          12/31/01         12/31/00
                                                 ------------     ------------     ------------      ------------     ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)          $      10.06     $       8.49     $       9.64      $       9.39     $      10.05
Net investment income (loss)(a)                          0.58             0.19             0.63              0.78             0.78
Net realized and unrealized gain (loss) on
  investments(a)                                         0.12             1.75            (1.73)            (0.52)           (0.68)
                                                 ------------     ------------     ------------      ------------     ------------
Total from investment operations(a)                      0.70             1.94            (1.10)             0.26             0.10
Less distributions:
  Dividends from net investment income(a)               (0.50)           (0.37)           (0.05)            (0.01)           (0.76)
  Distributions from net realized gain
    on investments(a)                                      --               --               --                --               --
  Distributions from capital(a)                            --               --               --                --               --
                                                 ------------     ------------     ------------      ------------     ------------
Total distributions(a)                                  (0.50)           (0.37)           (0.05)            (0.01)           (0.76)
                                                 ------------     ------------     ------------      ------------     ------------
Net increase (decrease) in net asset
  value(a)                                               0.20             1.57            (1.15)             0.25            (0.66)
Net asset value, end of period(a)                $      10.26     $      10.06     $       8.49      $       9.64     $       9.39
                                                 ============     ============     ============      ============     ============
TOTAL RETURN(b)                                          7.40%           23.18%           (6.89%)            2.69%            1.03%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $    518,881     $    481,315     $    200,017      $    127,044     $     66,104
Ratio of expenses to average net assets(c)               0.77%(d)         0.78%            0.82%             0.81%            0.81%
Ratio of net investment income (loss) to
  average net assets                                     6.31%            7.00%            9.33%             9.70%            9.15%
Portfolio turnover rate(e)                                 92%              44%              60%               63%              69%
Current Yield(f)                                         5.43%            6.11%            9.18%            10.89%           10.75%

(a) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reductions for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.77%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(f) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

HARTFORD INDEX HLS FUND

                                                                              CLASS IA-PERIOD ENDED:
                                                   12/31/04         12/31/03         12/31/02          12/31/01         12/31/00
                                                 ------------     ------------     ------------      ------------     ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)          $      29.60     $      23.46     $      31.81      $      37.25     $      41.89
Net investment income (loss)(a)                          0.50             0.36             0.32              0.31             0.30
Net realized and unrealized gain (loss) on
  investments(a)                                         2.56             6.23            (8.29)            (4.87)           (4.24)
                                                 ------------     ------------     ------------      ------------     ------------
Total from investment operations(a)                      3.06             6.59            (7.97)            (4.56)           (3.94)
Less distributions:
  Dividends from net investment income(a)               (0.39)           (0.37)           (0.28)            (0.29)           (0.31)
  Distributions from net realized gain on
    investments(a)                                      (0.10)           (0.08)           (0.10)            (0.59)           (0.39)
  Distributions from capital(a)                            --               --               --                --               --
                                                 ------------     ------------     ------------      ------------     ------------
Total distributions(a)                                  (0.49)           (0.45)           (0.38)            (0.88)           (0.70)
                                                 ------------     ------------     ------------      ------------     ------------
Net increase (decrease) in net asset
  value(a)                                               2.57             6.14            (8.35)            (5.44)           (4.64)
Net asset value, end of period(a)                $      32.17     $      29.60     $      23.46      $      31.81     $      37.25
                                                 ============     ============     ============      ============     ============
TOTAL RETURN(b)                                         10.39%           28.13%          (22.45%)          (12.31%)          (9.50%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $  1,973,470     $  1,934,490     $  1,553,260      $  1,976,361     $  2,387,000
Ratio of expenses to average net assets(c)               0.44%(d)         0.44%            0.44%             0.43%            0.43%
Ratio of net investment income (loss) to
  average net assets                                     1.60%            1.40%            1.18%             0.91%            0.75%
Portfolio turnover rate(e)                                  5%               3%              15%                5%               7%

(a) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reductions for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.44%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

                                                                                 CLASS IA-PERIOD ENDED:
                                                          12/31/04         12/31/03         12/31/02        4/30/01-12/31/01(a)
                                                        ------------     ------------     ------------      -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                 $      10.20     $       7.09     $       8.59      $             10.00
Net investment income (loss)(b)                                 0.05               --             0.03                     0.01
Net realized and unrealized gain (loss) on
  investments(b)                                                2.44             3.61            (1.51)                   (1.41)
                                                        ------------     ------------     ------------      -------------------
Total from investment operations(b)                             2.49             3.61            (1.48)                   (1.40)
Less distributions:
  Dividends from net investment income(b)                         --               --            (0.02)                   (0.01)
  Distributions from net realized gain on
  investments(b)                                               (0.24)           (0.50)              --                       --
  Distributions from capital(b)                                   --               --               --                       --
                                                        ------------     ------------     ------------      -------------------
Total distributions(b)                                         (0.24)           (0.50)           (0.02)                   (0.01)
                                                        ------------     ------------     ------------      -------------------
Net increase (decrease) in net asset value(b)                   2.25             3.11            (1.50)                   (1.41)
Net asset value, end of period(b)                       $      12.45     $      10.20     $       7.09      $              8.59
                                                        ============     ============     ============      ===================
TOTAL RETURN(c)                                                24.72%           51.02%          (17.21%)                 (13.98%)(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $    208,703     $     67,147     $     21,368      $             9,969
Ratio of expenses to average net assets(e)                      0.97%(f)         1.01%            1.26%                    1.00%(g)
Ratio of net investment income (loss) to average net
  assets                                                        0.86%            0.23%            0.59%                    0.42%(g)
Portfolio turnover rate(h)                                       215%             244%             285%                     191%

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
(b) For the periods ended December 31, 2001 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(c) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(d)  Not annualized.
(e)  Ratios do not reflect reductions for expense offsets.
(f) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.89%.
(g)  Annualized.
(h) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

                                                                              CLASS IA-PERIOD ENDED:
                                                   12/31/04         12/31/03         12/31/02          12/31/01         12/31/00
                                                 ------------     ------------     ------------      ------------     ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)          $      10.11     $       7.66     $       9.53      $      13.64     $      18.76
Net investment income (loss)(a)                          0.10             0.09             0.17              0.12             0.18
Net realized and unrealized gain (loss) on
   investments(a)                                        1.73             2.44            (1.94)            (2.61)           (3.14)
                                                 ------------     ------------     ------------      ------------     ------------
Total from investment operations(a)                      1.83             2.53            (1.77)            (2.49)           (2.96)
Less distributions:
   Dividends from net investment income(a)              (0.08)           (0.08)           (0.10)            (0.01)           (0.23)
   Distributions from net realized gain on
     investments(a)                                        --               --               --             (1.61)           (1.93)
   Distributions from capital(a)                           --               --               --                --               --
                                                 ------------     ------------     ------------      ------------     ------------
Total distributions(a)                                  (0.08)           (0.08)           (0.10)            (1.62)           (2.16)
                                                 ------------     ------------     ------------      ------------     ------------
Net increase (decrease) in net asset value(a)            1.75             2.45            (1.87)            (4.11)           (5.12)
Net asset value, end of period(a)                $      11.86     $      10.11     $       7.66      $       9.53     $      13.64
                                                 ============     ============     ============      ============     ============
TOTAL RETURN(b)                                         18.08%           33.10%          (17.93%)          (18.73%)         (17.10%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $  1,054,884     $    823,760     $    646,903      $    941,934     $  1,326,609
Ratio of expenses to average net assets(c)               0.80%(d)         0.83%            0.81%             0.81%            0.78%
Ratio of net investment income (loss) to
  average net assets                                     1.13%            1.08%            1.23%             1.10%            1.16%
Portfolio turnover rate(e)                                142%             144%             161%              144%             159%

(a) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reductions for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.74%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

                                                                         CLASS IA-PERIOD ENDED:
                                                   12/31/04         12/31/03         12/31/02        4/30/01-12/31/01(a)
                                                 ------------     ------------     ------------      -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)          $      12.62     $       8.89     $       9.39      $             10.00
Net investment income (loss)(b)                          0.16             0.09             0.02                     0.05
Net realized and unrealized gain (loss)
  on investments(b)                                      1.96             4.68            (0.52)                   (0.64)
                                                 ------------     ------------     ------------      -------------------
Total from investment operations(b)                      2.12             4.77            (0.50)                   (0.59)
Less distributions:
  Dividends from net investment income(b)                  --            (0.11)              --                    (0.02)
  Distributions from net realized gain
    on investments(b)                                   (0.22)           (0.93)              --                       --
  Distributions from capital(b)                            --               --               --                       --
                                                 ------------     ------------     ------------      -------------------
Total distributions(b)                                  (0.22)           (1.04)              --                    (0.02)
                                                 ------------     ------------     ------------      -------------------
Net increase (decrease) in net asset
  value(b)                                               1.90             3.73            (0.50)                   (0.61)
Net asset value, end of period(b)                $      14.52     $      12.62     $       8.89      $              9.39
                                                 ============     ============     ============      ===================
TOTAL RETURN(c)                                         16.96%           53.73%           (5.08%)                  (5.98%)(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $     84,012     $     44,088     $     16,722      $             4,373
Ratio of expenses to average net assets(e)               1.08%(f)         1.23%            1.71%                    1.00%(g)
Ratio of net investment income (loss) to
  average net assets                                     1.53%            1.35%            0.23%                    1.01%(g)
Portfolio turnover rated(h)                               119%             150%             183%                     168%

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
(b) For the periods ended December 31, 2001 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(c) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(d)  Not annualized.
(e)  Ratios do not reflect reductions for expense offsets.
(f) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 1.01%.
(g)  Annualized.
(h) Portfolio turnover rate calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD MONEY MARKET HLS FUND

                                                                              CLASS IA-PERIOD ENDED:
                                                   12/31/04         12/31/03         12/31/02          12/31/01         12/31/00
                                                 ------------     ------------     ------------      ------------     ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $       1.00     $       1.00     $       1.00      $       1.00     $       1.00
Net investment income (loss)                               --             0.01             0.01              0.04             0.06
Net realized and unrealized gain (loss)
  on investments                                           --               --               --                --               --
                                                 ------------     ------------     ------------      ------------     ------------
Total from investment operations                           --             0.01             0.01              0.04             0.06
Less distributions:
  Dividends from net investment income                     --            (0.01)           (0.01)            (0.04)           (0.06)
  Distributions from net realized gain
    on investments                                         --               --               --                --               --
  Distributions from capital                               --               --               --                --               --
                                                 ------------     ------------     ------------      ------------     ------------
Total distributions                                        --            (0.01)           (0.01)            (0.04)           (0.06)
                                                 ------------     ------------     ------------      ------------     ------------
Net increase (decrease) in net asset value                 --               --               --                --               --
Net asset value, end of period                   $       1.00     $       1.00     $       1.00      $       1.00     $       1.00
                                                 ============     ============     ============      ============     ============
TOTAL RETURN(a)                                          0.94%            0.75%            1.47%             3.87%            6.10%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $  1,294,525     $  1,609,439     $  2,319,456      $  1,867,520     $  1,242,275
Ratio of expenses to average net assets(b)               0.48%(c)         0.49%            0.49%             0.48%            0.48%
Ratio of net investment income (loss) to
  average net assets                                     0.93%            0.75%            1.43%             3.58%            5.91%
Current Yield(d)                                         1.78%            0.68%            1.00%             1.80%            6.20%
Effective Yield(d)                                       1.80%            0.69%            1.01%             1.82%            6.39%

(a) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(b)  Ratios do not reflect reductions for expense offsets.
(c) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.48%.
(d) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.

HARTFORD MORTGAGE SECURITIES HLS FUND

                                                                              CLASS IA - PERIOD ENDED:
                                                     12/31/04           12/31/03        12/31/02        12/31/01        12/31/00
                                                    -----------       -----------     -----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)            $     11.84        $     12.01     $     11.54     $     11.38     $     10.39
Net investment income (loss)(a)                           0.41               0.35            0.37            0.49            0.75
Net realized and unrealized gain (loss)
  on investments(a)                                       0.06              (0.08)           0.15            0.34            0.32
                                                   -----------        -----------     -----------     -----------     -----------
Total from investment operations(a)                       0.47               0.27            0.52            0.83            1.07
Less distributions:
  Dividends from net investment income(a)                (0.58)             (0.38)          (0.05)          (0.67)          (0.08)
  Dividends in excess of net investment
    income(a)                                               --                 --              --              --              --
  Distributions from net realized gain
    on investments(a)                                    (0.02)             (0.06)             --              --              --
  Distributions from capital(a)                             --                 --              --              --              --
                                                   -----------        -----------     -----------     -----------     -----------
Total distributions(a)                                   (0.60)             (0.44)          (0.05)          (0.67)          (0.08)
                                                   -----------        -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value(a)            (0.13)             (0.17)           0.47            0.16            0.99
Net asset value, end of period(a)                  $     11.71        $     11.84     $     12.01     $     11.54     $     11.38
                                                   ===========        ===========     ===========     ===========     ===========
TOTAL RETURN(b)                                           4.12%              2.29%           8.15%           7.50%          10.28%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $   512,171        $   587,833     $   727,323     $   424,603     $   310,825
Ratio of expenses to average net assets(c)                0.49%(d)           0.49%           0.49%           0.48%           0.48%
Ratio of net investment income (loss) to
  average net assets                                      3.29%              2.84%           3.86%           5.64%           6.43%
Portfolio turnover rate(e)                                 100%               111%            339%            233%            534%
Current Yield(f)                                          4.62%              4.29%           3.31%           4.86%           6.68%

(a) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reduction for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.49%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(f) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

HARTFORD SMALLCAP GROWTH HLS FUND

                                                                             CLASS IA - PERIOD ENDED:
                                                    12/31/04           12/31/03        12/31/02        12/31/01       12/31/00
                                                   -----------       -----------     -----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $     17.55       $     11.70     $     16.44     $     23.73     $     33.79
Net investment income (loss)                              0.04                --           (0.02)             --              --
Net realized and unrealized gain (loss)
  on investments                                          2.67              5.85           (4.72)          (4.91)          (3.06)
                                                   -----------       -----------     -----------     -----------     -----------
Total from investment operations                          2.71              5.85           (4.74)          (4.91)          (3.06)
Less distributions:
  Dividends from net investment income                      --                --              --              --              --
  Distributions from net realized gain
    on investments                                          --                --              --           (2.38)          (7.00)
  Distributions from capital                                --                --              --              --              --
                                                   -----------       -----------     -----------     -----------     -----------
Total distributions                                         --                --              --           (2.38)          (7.00)
                                                   -----------       -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value                2.71              5.85           (4.74)          (7.29)         (10.06)
Net asset value, end of period                     $     20.26       $     17.55     $     11.70     $     16.44     $     23.73
                                                   ===========       ===========     ===========     ===========     ===========
TOTAL RETURN(a)                                          15.43%            50.06%         (28.83%)        (20.18%)        (15.08%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $   503,717       $   346,380     $   184,062     $   272,272     $   352,615
Ratio of expenses to average net assets(b)                0.64%(c)          0.66%           0.69%           0.68%           0.66%
Ratio of net investment income (loss) to
  average net assets                                      0.27%            (0.01%)         (0.18%)         (0.02%)          0.01%
Portfolio turnover rate(d)                                  88%              101%             99%            164%            160%

(a) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(b)  Ratios do not reflect reductions for expense offsets.
(c) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.63%.
(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD STOCK HLS FUND

                                                                                 CLASS IA - PERIOD ENDED:
                                                     12/31/04           12/31/03        12/31/02        12/31/01        12/31/00
                                                   ------------       ------------    ------------    ------------    ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)            $      44.37       $      35.46    $      47.36    $      58.80    $      71.47
Net investment income (loss)(a)                            0.74               0.46            0.43            0.41            0.39
Net realized and unrealized gain (loss)
  on investments(a)                                        1.10               8.93          (11.94)          (7.42)          (5.00)
                                                   ------------       ------------    ------------    ------------    ------------
Total from investment operations(a)                        1.84               9.39          (11.51)          (7.01)          (4.61)
Less distributions:
  Dividends from net investment income(a)                 (0.49)             (0.48)          (0.39)          (0.38)          (0.41)
  Distributions from net realized gain
    on investments(a)                                        --                 --              --           (4.05)          (7.65)
  Distributions from capital(a)                              --                 --              --              --              --
                                                   ------------       ------------    ------------    ------------    ------------
Total distributions(a)                                    (0.49)             (0.48)          (0.39)          (4.43)          (8.06)
                                                   ------------       ------------    ------------    ------------    ------------
Net increase (decrease) in net asset value(a)              1.35               8.91          (11.90)         (11.44)         (12.67)
Net asset value, end of period(a)                  $      45.72       $      44.37    $      35.46    $      47.36    $      58.80
                                                   ============       ============    ============    ============    ============
TOTAL RETURN(b)                                            4.17%             26.47%         (24.25%)        (12.23%)         (7.04%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $  5,657,942       $  6,014,675    $  5,094,276    $  7,834,643    $  9,590,018
Ratio of expenses to average net assets(c)                 0.49%(d)           0.49%           0.49%           0.49%           0.48%
Ratio of net investment income (loss) to
  average net assets                                       1.61%              1.18%           0.97%           0.80%           0.64%
Portfolio turnover rate(e)                                   30%                37%             44%             39%             40%

(a) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reductions for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.48%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD TOTAL RETURN BOND HLS FUND

                                                                                CLASS IA - PERIOD ENDED:
                                                     12/31/04           12/31/03        12/31/02        12/31/01        12/31/00
                                                   ------------       ------------    ------------    ------------    ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)            $      12.32       $      11.95    $      11.46    $      11.08    $       9.94
Net investment income (loss)(a)                            0.40               0.36            0.56            0.46            0.69
Net realized and unrealized gain (loss)
  on investments(a)                                        0.12               0.57           (0.01)           0.48            0.50
                                                   ------------       ------------    ------------    ------------    ------------
Total from investment operations(a)                        0.52               0.93            0.55            0.94            1.19
Less distributions:
  Dividends from net investment income(a)                 (0.58)             (0.50)          (0.05)          (0.56)          (0.05)
  Distributions from net realized gain
    on investments(a)                                     (0.32)             (0.06)          (0.01)             --              --
  Distributions from capital(a)                              --                 --              --              --              --
                                                   ------------       ------------    ------------    ------------    ------------
Total distributions(a)                                    (0.90)             (0.56)          (0.06)          (0.56)          (0.05)
                                                   ------------       ------------    ------------    ------------    ------------
Net increase (decrease) in net asset value(a)             (0.38)              0.37            0.49            0.38            1.14
Net asset value, end of period(a)                  $      11.94       $      12.32    $      11.95    $      11.46    $      11.08
                                                   ============       ============    ============    ============    ============
TOTAL RETURN(b)                                            4.62%              7.85%          10.08%           8.68%          11.99%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $  2,507,019       $  2,332,343    $  2,145,266    $  1,549,698    $  1,033,043
Ratio of expenses to average net assets(c)                 0.50%(d)           0.50%           0.51%           0.51%           0.52%
Ratio of net investment income (loss) to
  average net assets                                       3.72%              3.74%           5.58%           5.87%           6.54%
Portfolio turnover rate(e)                                  164%               215%            108%            185%            169%
Current Yield(f)                                           3.84%              3.90%           5.01%           5.74%           6.13%

(a) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reductions for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.50%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(f) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

                                                                               CLASS IA - PERIOD ENDED:
                                                     12/31/04           12/31/03        12/31/02        12/31/01        12/31/00
                                                   ------------       ------------    ------------    ------------    ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $      11.43       $      11.36    $      10.79    $      10.59    $      10.13
Net investment income (loss)                               0.29               0.31            0.22            0.50            0.70
Net realized and unrealized gain (loss)
  on investments                                          (0.07)             (0.07)           0.89            0.28            0.46
                                                   ------------       ------------    ------------    ------------    ------------
Total from investment operations                           0.22               0.24            1.11            0.78            1.16
Less distributions:
  Dividends from net investment income                    (0.41)             (0.17)          (0.54)          (0.58)          (0.70)
  Distributions from net realized gain
    on investments                                           --                 --              --              --              --
  Distributions from capital                                 --                 --              --              --              --
                                                   ------------       ------------    ------------    ------------    ------------
Total distributions                                       (0.41)             (0.17)          (0.54)          (0.58)          (0.70)
                                                   ------------       ------------    ------------    ------------    ------------
Net increase (decrease) in net asset value                (0.19)              0.07            0.57            0.20            0.46
Net asset value, end of period                     $      11.24       $      11.43    $      11.36    $      10.79    $      10.59
                                                   ============       ============    ============    ============    ============
TOTAL RETURN(a)                                            2.07%              2.15%          10.73%           7.50%          11.81%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $    523,819       $    514,243    $    590,626    $    174,333    $    141,415
Ratio of expenses to average net assets(b)                 0.47%(c)           0.47%           0.49%           0.51%           0.52%
Ratio of net investment income (loss) to
  average net assets                                       3.08%              2.74%           3.47%           5.55%           6.28%
Portfolio turnover rate(d)                                  247%               191%            283%            155%            128%

(a) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(b)  Ratios do not reflect reductions for expense offsets.
(c) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.47%.
(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD VALUE HLS FUND

                                                                                  CLASS IA - PERIOD ENDED:
                                                              12/31/04         12/31/03        12/31/02      4/30/01-12/31/01(a)
                                                            ------------     ------------    ------------    -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(b)                     $       9.72     $       7.61    $       9.94    $             10.00
Net investment income (loss)(b)                                     0.13             0.10            0.08                   0.03
Net realized and unrealized gain (loss)
  on investments(b)                                                 0.91             2.08           (2.33)                 (0.02)
                                                            ------------     ------------    ------------    -------------------
Total from investment operations(b)                                 1.04             2.18           (2.25)                  0.01
Less distributions:
  Dividends from net investment income(b)                          (0.03)           (0.07)          (0.08)                 (0.03)
  Distributions from net realized gain
    on investments(b)                                                 --               --              --                  (0.04)
  Distributions from capital(b)                                       --               --              --                     --
                                                            ------------     ------------    ------------    -------------------
Total distributions(b)                                             (0.03)           (0.07)          (0.08)                 (0.07)
                                                            ------------     ------------    ------------    -------------------
Net increase (decrease) in net asset value(b)                       1.01             2.11           (2.33)                 (0.06)
Net asset value, end of period(b)                           $      10.73     $       9.72    $       7.61    $              9.94
                                                            ============     ============    ============    ===================
TOTAL RETURN(c)                                                    10.71%           28.60%         (22.64%)                 0.06%(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                    $    162,644     $    155,085    $     69,388    $            40,759
Ratio of expenses to average net assets(e)                          0.87%(f)         0.87%           0.89%                  0.90%(g)
Ratio of net investment income (loss) to
  average net assets                                                1.36%            1.53%           1.30%                  1.02%(g)
Portfolio turnover rate(h)                                            45%              40%             37%                    16%

(a) The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
(b) For the periods ended December 31, 2001 to December 31, 2002, per share amounts have been restated to reflect stock split for Class IA shares effective November 22, 2002.
(c) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(d)  Not annualized.
(e)  Ratios do not reflect reductions for expense offsets.
(f) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.85%.
(g)  Annualized.
(h) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD VALUE OPPORTUNITIES HLS FUND

                                                                              CLASS IA - PERIOD ENDED:
                                                     12/31/04          12/31/03        12/31/02         12/31/01        12/31/00
                                                   -----------        -----------     -----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $     15.33        $     10.86     $     14.83     $     17.38     $     15.65
Net investment income (loss)                              0.13               0.06            0.07            0.08            0.14
Net realized and unrealized gain (loss)
  on investments                                          2.75               4.48           (3.68)          (0.48)           2.68
                                                   -----------        -----------     -----------     -----------     -----------
Total from investment operations                          2.88               4.54           (3.61)          (0.40)           2.82
Less distributions:
  Dividends from net investment income                   (0.05)             (0.07)          (0.09)          (0.11)          (0.13)
  Distributions from net realized gain
    on investments                                          --                 --           (0.27)          (2.04)          (0.96)
  Distributions from capital                                --                 --              --              --              --
                                                   -----------        -----------     -----------     -----------     -----------
Total distributions                                      (0.05)             (0.07)          (0.36)          (2.15)          (1.09)
                                                   -----------        -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value                2.83               4.47           (3.97)          (2.55)           1.73
Net asset value, end of period                     $     18.16        $     15.33     $     10.86     $     14.83     $     17.38
                                                   ===========        ===========     ===========     ===========     ===========
TOTAL RETURN(a)                                          18.87%             41.87%         (24.95%)         (2.55%)         18.49%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $   259,593        $   156,879     $    88,793     $   130,567     $   111,590
Ratio of expenses to average net assets(b)                0.67%(c)           0.71%           0.73%           0.73%           0.76%
Ratio of net investment income (loss) to
  average net assets                                      1.10%              0.62%           0.60%           0.68%           0.87%
Portfolio turnover rate(d)                                  80%                48%             67%            147%            171%

(a) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(b)  Ratios do not reflect reductions for expense offsets.
(c) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.66%.
(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                         PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS

We value your trust. We are committed to the responsible:
a)   management;
b)   use; and
c)   protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
a)   service your TRANSACTIONS with us; and
b)   support our business functions.

We may obtain PERSONAL INFORMATION from:
a)   YOU;
b)   your TRANSACTIONS with us; and
c)   third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a)   your name;
b)   your address;
c)   your income;
d)   your payment; or
e)   your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a)   our insurance companies;
b)   our employee agents;
c)   our brokerage firms; and
d)   our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a)   market our products; or
b)   market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
a)   independent agents;
b)   brokerage firms;
c)   insurance companies;
d)   administrators; and
e)   service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a)   taking surveys;
b)   marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a)   "opt-out;" or
b)   "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a)   your proper written authorization; or
b)   as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a)   underwriting policies;
b)   paying claims;
c)   developing new products; or
d)   advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)   the confidentiality; and
b)   the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a)   secured files;
b)   user authentication;
c)   encryption;
d)   firewall technology; and
e)   the use of detection software.

We are responsible for and must:
a)   identify information to be protected;
b)   provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a)   credit history;
b)   income;
c)   financial benefits; or
d)   policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a)   your medical records; or
b)   information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a)   PERSONAL FINANCIAL INFORMATION; and
b)   PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a)   your APPLICATION;
b)   your request for us to pay a claim; and
c)   your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a)   asking about;
b)   applying for; or
c)   obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Speciality Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

                                                            FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2004 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semiannual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:

INTERNET:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Hartford Series Fund, Inc.                                             811-08629
Hartford HLS Series Fund II, Inc.                                      811-04615

                               HARTFORD HLS FUNDS

               CLASS IA SHARES

               PROSPECTUS
               MAY 1, 2005

            HARTFORD GLOBAL LEADERS HLS FUND
            HARTFORD GROWTH OPPORTUNITIES HLS FUND
            HARTFORD MONEY MARKET HLS FUND


            HARTFORD HLS FUNDS
            C/O INDIVIDUAL ANNUITY SERVICES
            P.O. BOX 5085
            HARTFORD, CT 06102-5085

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS                                                                                     PAGE
-------------------------------------------------------------------------------------------------
Introduction                    Introduction                                                    2

A summary of each fund's        Hartford Global Leaders HLS Fund                                3
goals, principal strategies,    Hartford Growth Opportunities HLS Fund                          6
main risks, performance and     Hartford Money Market HLS Fund                                  9
fees.

Description of other            Investment strategies and investment matters                   12
investment strategies and
investment risks.

Investment manager and          Management of the funds                                        15
management fee information.

Further information on the      Further information on the funds                               18
funds.                          Purchase and redemption of fund shares                         18
                                Determination of net asset value                               18
                                Dividends and distributions                                    19
                                Frequent purchases and redemptions of fund shares              19
                                Federal income taxes                                           22
                                Variable contract owner voting rights                          22
                                Plan participant voting rights                                 23
                                Performance related information                                23
                                Distributor, Custodian and Transfer Agent                      23
                                Financial highlights                                           24
                                Privacy policy                                                 26
                                For more information                                   back cover

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile. Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Global Leaders HLS Fund and Money Market HLS Fund are investment portfolios of Hartford Series Fund, Inc. Growth Opportunities HLS Fund is an investment portfolio of Hartford HLS Series Fund II, Inc.

Each fund is a diversified fund. Information on each fund, including risk factors for investing in the funds, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HL Advisors, Wellington Management and Hartford Investment Management is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds, some of which have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of the Retail Funds and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

                                                HARTFORD GLOBAL LEADERS HLS FUND

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI World Index is screened and researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and actively managed in terms of trading and tracking risk.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 250%.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1999            50.37%
2000            -7.06%
2001           -16.58%
2002           -19.51%
2003            35.57%
2004            19.19%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 32.82% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -20.03% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                                SINCE INCEPTION
                                                                 (SEPTEMBER 30,
                                       1 YEAR       5 YEARS          1998)
Class IA                                19.19%         0.17%              11.71%
Morgan Stanley Capital
   International World Index
   (reflects no deduction for
   fees or expenses)                    15.25%        -2.05%               5.16%

   INDEX: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                      CLASS IA
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
     price                                                      Not applicable
   Maximum deferred sales charge (load)                         Not applicable
   Exchange fees                                                None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                        0.71%
   Distribution and service (12b-1) fees                                  None
   Other expenses                                                         0.07%
   Total operating expenses                                               0.78%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                      CLASS IA
EXPENSES
   (with or without redemption)
   Year 1                                                             $     80
   Year 3                                                             $    249
   Year 5                                                             $    433
   Year 10                                                            $    966

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Andrew S. Offit

-  Senior Vice President of Wellington Management

-  Portfolio manager of the fund since inception (September 1998)

-  Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

-  Vice President of Wellington Management

-  Joined Wellington Management as an investment professional in 2001

-  Involved in portfolio management and securities analysis for the fund since
   2001

-  Investment professional at John Hancock Funds (1998-2001)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995            27.66%
1996            16.41%
1997            12.42%
1998            19.01%
1999            55.17%
2000             3.99%
2001           -22.85%
2002           -27.65%
2003            43.79%
2004            17.18%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 44.29% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -23.35% (1ST QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                        1 YEAR      5 YEARS       10 YEARS
Class IA(1)                             17.18%        -0.44%        11.68%
Russell 3000 Growth Index
   (reflects no deduction for fees
   or expenses)                          6.93%        -8.87%         9.30%

(1)  The fund's shares were re-designated IA shares on April 30, 2002.

     INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                   CLASS IA
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
     price                                                      Not applicable
   Maximum deferred sales charge (load)                         Not applicable
   Exchange fees                                                None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                        0.61%
   Distribution and service (12b-1) fees                                  None
   Other expenses                                                         0.02%
   Total operating expenses                                               0.63%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                      CLASS IA
EXPENSES
   (with or without redemption)
   Year 1                                                             $     64
   Year 3                                                             $    202
   Year 5                                                             $    351
   Year 10                                                            $    786

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Michael T. Carmen, CFA

-  Senior Vice President of Wellington Management

-  Portfolio manager of the fund since April 2001

-  Joined Wellington Management as an investment professional in 1999

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

                                                  HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

[CHART]

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

1995           5.74%
1996           5.18%
1997           5.31%
1998           5.25%
1999           4.89%
2000           6.10%
2001           3.87%
2002           1.47%
2003           0.75%
2004           0.94%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 1.57% (4TH QUARTER 2000) AND THE LOWEST QUARTERLY RETURN WAS 0.16% (2ND QUARTER
2004).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                        1 YEAR      5 YEARS       10 YEARS
Class IA                                 0.94%         2.60%         3.93%
60-Day Treasury Bill Index
   (reflects no deduction for fees
   or expenses)                          1.33%         2.70%         3.94%

     INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

     Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                   CLASS IA
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
     price                                                      Not applicable
   Maximum deferred sales charge (load)                         Not applicable
   Exchange fees                                                None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                        0.45%
   Distribution and service (12b-1) fees                                  None
   Other expenses                                                         0.03%
   Total operating expenses                                               0.48%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                      CLASS IA
EXPENSES
   (with or without redemption)
   Year 1                                                             $     49
   Year 3                                                             $    154
   Year 5                                                             $    269
   Year 10                                                            $    604

[SIDENOTE]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Robert Crusha

-  Vice President of Hartford Investment Management

-  Manager of the fund since May 2002

-  Joined Hartford Investment Management in 1993

-  Investment professional involved in trading and portfolio management since
   1995

Adam Tonkinson

-  Investment Officer of Hartford Investment Management

-  Assistant Portfolio Manager of the fund since March 2004

-  Joined Hartford Investment Management in 2001

- Investment professional involved in securities analysis since 2001 and securities trading since 2002

- Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds, except for Money Market HLS Fund, may invest as part of their principal investment strategy, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the Money Market HLS Fund may invest as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market HLS Fund, which may invest in high quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although it is not a principal investment strategy, each fund (other than the Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

Global Leaders HLS Fund and Growth Opportunities HLS Fund may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Money Market HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

Each fund, except Money Market HLS Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

Growth Opportunities HLS Fund may invest in securities of small capitalization companies as part of its principal investment strategy. Global Leaders HLS Fund may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

     - "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

     - "QUBES" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

     - "iSHARES," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

     - "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Global Leaders HLS Fund and Growth Opportunities HLS Fund are expected to have relatively high portfolio turnover. Money Market HLS Fund may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

DISCLOSURE OF PORTFOLIO HOLDINGS

The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.

                                                         MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. HL Advisors had over $59.9 billion in assets under management as of December 31, 2004. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford HLS Series Fund II, Inc. has received an exemptive order from the SEC under which it uses a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors of Hartford HLS Series Fund II, Inc., to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, The Hartford has been served with five consolidated putative national class actions, now consolidated into a single putative class action,

IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP is the investment sub-adviser to Global Leaders HLS Fund and Growth Opportunities HLS Fund.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2004, Wellington Management had investment management authority over approximately $470 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the Money Market HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2004, Hartford Investment Management and its wholly-owned subsidiary had investment management authority over approximately $101.9 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES

Growth Opportunities HLS Fund pays a monthly management fee to HL Advisors for investment advisory and certain administrative services. Global Leaders HLS Fund and Money Market HLS Fund each pay a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

GROWTH OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                        ANNUAL RATE
------------------------                        -----------
First $100,000,000                                    0.700%
Amount over $100 Million                              0.600%

MONEY MARKET HLS FUND

AVERAGE DAILY NET ASSETS                        ANNUAL RATE
------------------------                        -----------
All Assets                                            0.450%

GLOBAL LEADERS HLS FUND

AVERAGE DAILY NET ASSETS                        ANNUAL RATE
------------------------                        -----------
First $250,000,000                                    0.775%
Next $250,000,000                                     0.725%
Next $500,000,000                                     0.675%
Amount Over $1 Billion                                0.625%

For the year ended December 31, 2004, Growth Opportunities HLS Fund paid management fees to HL Advisors. Global Leaders HLS Fund and Money Market HLS Fund each paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below).

These fees, expressed as a percentage of net assets, were as follows:

FUND NAME                                       ANNUAL RATE
---------                                       -----------
Hartford Global Leaders HLS Fund                       0.71%
Hartford Growth Opportunities HLS Fund                 0.61%
Hartford Money Market HLS Fund                         0.45%

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' SAI and will be available in the funds' semiannual report to shareholders covering the period ending June 30, 2005.

FURTHER INFORMATION ON THE FUNDS

PURCHASE AND REDEMPTION OF FUND SHARES

The funds may offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer each class of their shares to certain qualified retirement plans (the "Plans"). Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The funds offer two different classes of shares -- Class IA and Class IB. Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of

Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, and in particular, Global Leaders HLS Fund and Growth Opportunities HLS Fund, uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's assets, and investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except the Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Funds that invest in securities that are traded primarily in markets outside of the United States may include Global Leaders HLS Fund and Growth Opportunities HLS Fund. Frequent traders using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds. As explained below, however, there are certain frequent traders currently invested in the funds.

The funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the funds. In all cases, exchange activity among the funds occurs on an omnibus basis, which limits the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds prevent the funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not been sold by Hartford Life since the 1980's, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the funds. Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders.

In addition, as the result of litigation with certain holders of Hartford Life's older variable annuity contracts, including court decisions and a court-approved settlement of litigation, these contract holders continue to trade frequently and Hartford Life is limited in its ability to restrict the number of their exchanges and the manner in which they conduct exchanges. See "Individual Variable Annuity and Variable Life Products," below.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the funds' policy to require the funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates the policies and procedures adopted by the applicable Board of Directors with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary to do so. The Chief Compliance Officer of the funds is responsible for monitoring and reporting all material violations of the funds' policies and procedures to the Boards of Directors of the funds, and makes periodic reports to the Boards with respect to suspected abusive trading activities and the steps taken to address any such activities. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so.

No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities. Hartford Life has developed and employs the following procedures with respect to restrictions on trading:

Individual Variable Annuity and Variable Life Products. Hartford Life presently sells only individual variable annuity contracts and individual variable life insurance policies that include contractual language reserving for Hartford Life the right to restrict abusive trading activities and to revoke the exchange privileges of abusive traders. In addition, currently sold variable annuity contracts and variable life insurance policies contain terms that permit Hartford Life to limit the means by which contract holders and policy holders may conduct exchanges. Under Hartford Life's internal policies and procedures, any contract owner or policy holder who conducts in excess of twenty (20) exchanges in one policy/contract year is deemed to be an "Excessive Trader" for the remainder of the policy/contract year. With respect to any currently sold contract or policy, an Excessive Trader may only conduct exchanges in writing by U.S. mail or overnight delivery.

Hartford Life's older Director I and Director II variable annuity contracts, which were sold in the 1980's, do not contain language expressly reserving for Hartford Life the right to restrict abusive trading activities and to revoke the exchange privileges of abusive traders. These contracts are no longer sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in shares of the funds. Hartford Life does employ the Excessive Trader restrictions described above to holders of Director I and Director II contracts, except with respect to approximately 42 of these contract holders, described above, to whom less restrictive limitations apply as the result of settlement of litigation ("the Settlement Holders"). Under the terms of the settlement agreement, the Settlement Holders may conduct exchanges, which result in exchanges of fund shares, by telephone on a daily basis, subject to the following limitations: (i) with respect to all funds other than Advisers HLS Fund, Capital Appreciation HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund, the combined investments of these contract holders may not exceed 5% of the total assets of any sub-account which invests in a fund (and thus less than 5% of the net assets of the fund in question) and (ii) the contract holders may not invest in any newly available sub-account which invests in a fund until the earlier of the first date on which the sub-account's total net assets equal or exceeds $200 million or the 18-month anniversary of the commencement of the sub-account's operations.

As of December 31, 2004, the cumulative value of the contracts held by the Settlement Holders, all of which is invested in the funds, was approximately $115 million. The Settlement Contract Holders exchange all or a part of their contract value on up to a daily basis. The specific funds used by the Settlement Holders vary from time to time, and the funds cannot predict which funds will be the subject of this trading. Portfolio managers of the funds with assets attributable to these contracts may hold these assets in cash or other highly liquid investment vehicles in order to reduce the potential for increased transaction costs and forced liquidation when the assets in question are transferred out of the funds. Maintaining these assets in cash results in lost investment opportunities. When the overall portfolio returns exceed the return on the cash or more liquid investment vehicle, the negative effect is sometimes referred to as "cash drag on performance." Hartford Life has agreed to indemnify the funds on a going forward basis for any material harm caused to the funds from frequent trading by the Settlement Holders.

COLI Products. With respect to COLI products offering investments in Hartford Life's Separate Accounts that participate in the funds, Hartford Life imposes numeric restrictions on the frequency with which a contract holder may reallocate investment options. These restrictions vary by contract from one reallocation per contract year to those that permit twelve free reallocations per contract year with a $50 charge for reallocations in excess of twelve. In 2004, none of the COLI contract holders reached or exceeded twelve reallocations during a contract year.

Group Annuity Products. With respect to group annuity products offering investments in Hartford Life's Separate Accounts that invest in shares of the funds, Hartford Life serves as third-party administrator for the groups and, as such, has access to information concerning individual trading activity. Each group, however, maintains plan documents that govern the rights and obligations of plan participants and, accordingly, limits the ability of Hartford Life to restrict individual trading activity. Hartford Life is using reasonable efforts to work with plan sponsors to modify administrative services agreements between Hartford Life and the plans, as well as plan documents, in ways to enable Hartford Life to impose abusive trading restrictions that are reasonably designed to be as effective as those set forth above for individual variable annuity and variable life policyholders. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors.

Omnibus Accounts Participating Directly in the Funds. Unlike the Group Annuity context discussed above, Hartford Life does not serve as a third-party administrator with respect to the omnibus accounts participating directly in the funds. Because Hartford Life receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter Excessive Traders or other abusive traders. Most omnibus accounts that participate directly in the funds offer no more than one of the funds to their plan participants and, at present, none offers more than three funds. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in the prospectus.

FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before December 31, 2001 has been audited by the funds' former independent registered public accounting firm. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

HARTFORD GLOBAL LEADERS HLS FUND

                                                                          CLASS IA - PERIOD ENDED:
                                              12/31/04           12/31/03         12/31/02         12/31/01         12/31/00
                                            -------------      -------------    -------------    -------------    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)     $       15.53      $       11.50    $       14.43    $       17.59    $       19.13
Net investment income (loss)(a)                      0.12               0.07             0.13             0.11             0.08
Net realized and unrealized gain (loss) on
  investments(a)                                     2.85               4.02            (2.95)           (3.02)           (1.42)
                                            -------------      -------------    -------------    -------------    -------------
Total from investment operations(a)                  2.97               4.09            (2.82)           (2.91)           (1.34)
Less distributions:
  Dividends from net investment income(a)           (0.09)             (0.06)           (0.11)           (0.08)           (0.09)
  Distributions from net realized gain on
    investments(a)                                     --                 --               --            (0.17)           (0.11)
  Distributions from capital(a)                        --                 --               --               --               --
                                            -------------      -------------    -------------    -------------    -------------
Total distributions(a)                              (0.09)             (0.06)           (0.11)           (0.25)           (0.20)
                                            -------------      -------------    -------------    -------------    -------------
Net increase (decrease) in net asset
  value(a)                                           2.88               4.03            (2.93)           (3.16)           (1.54)
Net asset value, end of period(a)           $       18.41      $       15.53    $       11.50    $       14.43    $       17.59
                                            =============      =============    =============    =============    =============
TOTAL RETURN(b)                                     19.19%             35.57%          (19.51%)         (16.58%)          (7.06%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $   1,004,850      $     728,049    $     544,901    $     484,661    $     572,517
Ratio of expenses to average net assets(c)           0.78%(d)           0.80%            0.81%            0.81%            0.81%
Ratio of net investment income (loss) to
  average net assets                                 0.83%              0.54%            1.06%            0.71%            0.63%
Portfolio turnover rate(e)                            255%               292%             324%             363%             367%

(a) For the periods ended December 31, 1999 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reductions for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.68%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD GROWTH OPPORTUNITIES HLS FUND

                                                                          CLASS IA - PERIOD ENDED:
                                              12/31/04           12/31/03         12/31/02         12/31/01         12/31/00
                                            -------------      -------------    -------------    -------------    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $       23.57      $       16.40    $       22.66    $       40.66    $       45.14
Net investment income (loss)                         0.05              (0.01)           (0.03)              --            (0.03)
Net realized and unrealized gain (loss) on
  investments                                        4.01               7.18            (6.23)           (9.21)            2.99
                                            -------------      -------------    -------------    -------------    -------------
Total from investment operations                     4.06               7.17            (6.26)           (9.21)            2.96
Less distributions:
  Dividends from net investment income                 --                 --               --               --               --
  Distributions from net realized gain on
    investments                                        --                 --               --            (8.79)           (7.44)
  Distributions from capital                           --                 --               --               --               --
                                            -------------      -------------    -------------    -------------    -------------
Total distributions                                    --                 --               --            (8.79)           (7.44)
                                            -------------      -------------    -------------    -------------    -------------
Net increase (decrease) in net asset value           4.06               7.17            (6.26)          (18.00)           (4.48)
Net asset value, end of period              $       27.63      $       23.57    $       16.40    $       22.66    $       40.66
                                            =============      =============    =============    =============    =============
TOTAL RETURN(a)                                     17.18%             43.79%          (27.65%)         (22.85%)           3.99%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $     848,674      $     696,900    $     478,045    $     755,068    $   1,063,005
Ratio of expenses to average net assets(b)           0.63%(c)           0.64%            0.66%            0.65%            0.64%
Ratio of net investment income (loss) to
  average net assets                                 0.23%             (0.05%)          (0.16%)          (0.01%)          (0.08%)
Portfolio turnover rate(d)                            137%               145%             189%             228%             120%

(a) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(b)  Ratios do not reflect reductions for expense offsets.
(c) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.57%.
(d) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

HARTFORD MONEY MARKET HLS FUND

                                                                          CLASS IA - PERIOD ENDED:
                                              12/31/04           12/31/03         12/31/02         12/31/01         12/31/00
                                            -------------      -------------    -------------    -------------    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $        1.00      $        1.00    $        1.00    $        1.00    $        1.00
Net investment income (loss)                           --               0.01             0.01             0.04             0.06
Net realized and unrealized gain (loss) on
  investments                                          --                 --               --               --               --
                                            -------------      -------------    -------------    -------------    -------------
Total from investment operations                       --               0.01             0.01             0.04             0.06
Less distributions:
  Dividends from net investment income                 --              (0.01)           (0.01)           (0.04)           (0.06)
  Distributions from net realized gain on
    investments                                        --                 --               --               --               --
  Distributions from capital                           --                 --               --               --               --
                                            -------------      -------------    -------------    -------------    -------------
Total distributions                                    --              (0.01)           (0.01)           (0.04)           (0.06)
                                            -------------      -------------    -------------    -------------    -------------
Net increase (decrease) in net asset value             --                 --               --               --               --
Net asset value, end of period              $        1.00      $        1.00    $        1.00    $        1.00    $        1.00
                                            =============      =============    =============    =============    =============
TOTAL RETURN(a)                                      0.94%              0.75%            1.47%            3.87%            6.10%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $   1,294,525      $   1,609,439    $   2,319,456    $   1,867,520    $   1,242,275
Ratio of expenses to average net assets(b)           0.48%(c)           0.49%            0.49%            0.48%            0.48%
Ratio of net investment income (loss) to
  average net assets                                 0.93%              0.75%            1.43%            3.58%            5.91%
Current Yield(d)                                     1.78%              0.68%            1.00%            1.80%            6.20%
Effective Yield(d)                                   1.80%              0.69%            1.01%            1.82%            6.39%

(a) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(b)  Ratios do not reflect reductions for expense offsets.
(c) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.48%.
(d) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.

                         PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS

We value your trust. We are committed to the responsible:
a)   management;
b)   use; and
c)   protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
a)   service your TRANSACTIONS with us; and
b)   support our business functions.

We may obtain PERSONAL INFORMATION from:
a)   YOU;
b)   your TRANSACTIONS with us; and
c)   third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a)   your name;
b)   your address;
c)   your income;
d)   your payment; or
e)   your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a)   our insurance companies;
b)   our employee agents;
c)   our brokerage firms; and
d)   our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a)   market our products; or
b)   market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
a)   independent agents;
b)   brokerage firms;
c)   insurance companies;
d)   administrators; and
e)   service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a)   taking surveys;
b)   marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a)   "opt-out;" or
b)   "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a)   your proper written authorization; or
b)   as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a)   underwriting policies;
b)   paying claims;
c)   developing new products; or
d)   advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)   the confidentiality; and
b)   the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a)   secured files;
b)   user authentication;
c)   encryption;
d)   firewall technology; and
e)   the use of detection software.

We are responsible for and must:
a)   identify information to be protected;
b)   provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a)   credit history;
b)   income;
c)   financial benefits; or
d)   policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a)   your medical records; or
b)   information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a)   PERSONAL FINANCIAL INFORMATION; and
b)   PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a)   your APPLICATION;
b)   your request for us to pay a claim; and
c)   your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a)   asking about;
b)   applying for; or
c)   obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Speciality Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

                                                            FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2004 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semiannual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:

INTERNET:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-MAIL:

publicinfo@sec.gov

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SEC FILE NUMBERS:

Hartford Series Fund, Inc.                        811-08629
Hartford HLS Series Fund II, Inc.                 811-04615

                               HARTFORD HLS FUNDS

               CLASS IA SHARES

               PROSPECTUS
               MAY 1, 2005

            HARTFORD INDEX HLS FUND

            HARTFORD HLS FUNDS
            C/O INDIVIDUAL ANNUITY SERVICES
            P.O. BOX 5085
            HARTFORD, CT 06102-5085

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                     [This page is intentionally left blank]

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
CONTENTS                                                                                     PAGE
-------------------------------------------------------------------------------------------------
Introduction.                 Introduction                                                      2

A summary of the fund's       Hartford Index HLS Fund                                           3
goals, principal
strategies, main risks,
performance and fees.

Description of other          Investment strategies and investment matters                      6
investment strategies and
investment risks.

Investment manager and        Management of the fund                                            9
management fee
information.

Further information on        Further information on the fund                                  11
the funds.                    Purchase and redemption of fund shares                           11
                              Determination of net asset value                                 11
                              Dividends and distributions                                      12
                              Frequent purchases and redemptions of fund shares                12
                              Federal income taxes                                             15
                              Variable contract owner voting rights                            15
                              Plan participant voting rights                                   15
                              Performance related information                                  15
                              Distributor, Custodian and Transfer Agent                        16
                              Financial highlights                                             17
                              Privacy policy                                                   18
                              For more information                                     back cover

INTRODUCTION

The Hartford Index HLS Fund (the "fund") may serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the fund, as permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund as an investment option under their plan. The fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

The fund is an investment portfolio of Hartford Series Fund, Inc.

The fund is a diversified fund. Information on the fund, including risk factors for investing in the fund, can be found on the pages following this Introduction.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser -- Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HL Advisors and Hartford Investment Management is included under "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

                                                         HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in Hartford Investment Management's opinion, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")(1) chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2004, approximately 45.43 percent of the Index was composed of the forty largest companies, the five largest being General Electric Company, Exxon Mobil Corporation, Microsoft Corporation, Citigroup, Inc. and Wal-Mart Stores, Inc.

Hartford Investment Management does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

(1) "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

[CHART]

1995      36.55%
1996      22.09%
1997      32.61%
1998      28.06%
1999      20.49%
2000      -9.50%
2001     -12.31%
2002     -22.45%
2003      28.13%
2004      10.39%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 21.17% (4TH QUARTER 1998) AND THE LOWEST QUARTERLY RETURN WAS -17.37% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                              1 YEAR     5 YEARS    10 YEARS
Class IA                                                        10.39%     -2.74%      11.50%
S&P 500 Index (reflects no deduction for fees or expenses)      10.87%     -2.30%      12.06%

     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                           CLASS IA
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price        Not applicable
   Maximum deferred sales charge (load)                                 Not applicable
   Exchange fees                                                        None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                                0.39%
   Distribution and service (12b-1) fees                                          None
   Other expenses                                                                 0.04%
   Total operating expenses                                                       0.43%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                           CLASS IA
EXPENSES
   (with or without redemption)
   Year 1                                                                  $     44
   Year 3                                                                  $    138
   Year 5                                                                  $    241
   Year 10                                                                 $    542

[SIDENOTE]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Edward C. Caputo, CFA

-   Manager of the fund since March 4, 2005

-   Joined Hartford Investment Management in 2001

- Investment professional involved in trading, portfolio management and investment research since 2000

Scott Pike, CFA

-   Assistant Vice President of Hartford Investment Management

-   Assistant Portfolio Manager of the fund since March 4, 2005

-   Joined Hartford Investment Management in 1997

- Investment professional involved in portfolio management and quantitative analysis since 1997

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which the fund may invest as part of its principal investment strategy, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the fund may invest, but not as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in the fund entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although it is not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers, but not in non-dollar securities and not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

The fund may invest in emerging markets, but not as part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

The fund may invest in securities of small capitalization companies, but not as part of its principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES

The fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

The fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

    - "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

    - "QUBES" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

    - "iSHARES," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

    - "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the fund can generate brokerage expenses.

Generally, the fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT THE FUND'S INVESTMENT GOAL

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

The fund may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for the fund, and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders.

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

DISCLOSURE OF PORTFOLIO HOLDINGS

The fund will disclose its complete calendar quarter-end portfolio holdings on the fund's website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The fund also will disclose on the fund's website its largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.

                                                          MANAGEMENT OF THE FUND

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for the management of the fund and supervises the activities of the investment sub-adviser described below. In addition, Hartford Life provides administrative services to the fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. HL Advisors had over $59.9 billion in assets under management as of December 31, 2004. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The fund is available for purchase by the separate accounts of different variable life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the fund. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the fund's adviser and/or sub-adviser could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, The Hartford has been served with five consolidated putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the fund. This litigation is not expected to result in a material adverse effect on the fund.

THE INVESTMENT SUB-ADVISER

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2004, Hartford Investment Management and its wholly-owned subsidiary had investment management authority over approximately $101.9 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEE

The fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life. For the year ended December 31, 2004, the investment management fee and administration fee paid by the fund in the aggregate was 0.39% of net assets.

A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreement of the fund is currently available in the fund's SAI and will be available in the fund's semiannual report to shareholders covering the period ending June 30, 2005.

                                                 FURTHER INFORMATION ON THE FUND

PURCHASE AND REDEMPTION OF FUND SHARES

The fund may offer each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund may also offer each class of its shares to certain qualified retirement plans (the "Plans"). The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The fund offers two different classes of shares -- Class IA and Class IB. Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. Both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the current fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per share (NAV) is determined for the fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for the fund is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The fund generally uses market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which the fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, the fund uses a fair value pricing service approved by the fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of the fund's shares is determined only on business days of the fund, the value of the portfolio securities of the fund may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the fund's Board of Directors. Generally, the fund may use fair valuation in regards to debt securities when the fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of the fund by a fund shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause the fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the fund. As explained below, however, there are certain frequent traders currently invested in the fund.

The fund is available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the fund), individual investors do not participate directly in the fund through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the fund. In all cases, exchange activity in the fund occurs on an omnibus basis, which limits the ability of the fund, itself, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the fund's ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the fund prevent the fund from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the fund. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not been sold by Hartford Life since the 1980's, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the fund. Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the fund, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders.

In addition, as the result of litigation with certain holders of Hartford Life's older variable annuity contracts, including court decisions and a court-approved settlement of litigation, these contract holders continue to trade frequently and Hartford Life is limited in its ability to restrict the number of their exchanges and the manner in which they conduct exchanges. See "Individual Variable Annuity and Variable Life Products," below.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the fund to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the fund's policy to require the fund's sub-adviser to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the fund that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of the fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of the fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates the policies and procedures adopted by the Board of Directors with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary to do so. The Chief Compliance Officer of the fund is responsible for monitoring and reporting all material violations of the fund's policies and procedures to the Board of Directors of the fund, and makes periodic reports to the Board with respect to suspected abusive trading activities and the steps taken to address any such activities. The fund reserves the right, in its sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so.

No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities. Hartford Life has developed and employs the following procedures with respect to restrictions on trading:

Individual Variable Annuity and Variable Life Products. Hartford Life presently sells only individual variable annuity contracts and individual variable life insurance policies that include contractual language reserving for Hartford Life the right to restrict abusive trading activities and to revoke the exchange privileges of abusive traders. In addition, currently sold variable annuity contracts and variable life insurance policies contain terms that permit Hartford Life to limit the means by which contract holders and policy holders may conduct exchanges. Under Hartford Life's internal policies and procedures, any contract owner or policy holder who conducts in excess of twenty (20) exchanges in one policy/contract year is deemed to be an "Excessive Trader" for the remainder of the policy/contract year. With respect to any currently sold contract or policy, an Excessive Trader may only conduct exchanges in writing by U.S. mail or overnight delivery.

Hartford Life's older Director I and Director II variable annuity contracts, which were sold in the 1980's, do not contain language expressly reserving for Hartford Life the right to restrict abusive trading activities and to revoke the exchange privileges of abusive traders. These contracts are no longer sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in shares of the fund. Hartford Life does employ the Excessive Trader restrictions described above to holders of Director I and Director II contracts, except with respect to approximately 42 of these contract holders, described above, to whom less restrictive limitations apply as the result of settlement of litigation ("the Settlement Holders"). Under the terms of the settlement agreement, the Settlement Holders may conduct exchanges, which result in exchanges of fund shares, by telephone on a daily basis, subject to the following limitations: (i) with respect to all funds other than Advisers HLS Fund, Capital Appreciation HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund, the combined investments of these contract holders may not exceed 5% of the total assets of any sub-account which invests in the fund (and thus less than 5% of the net assets of the fund) and (ii) the contract holders may not invest in any newly available sub-account which invests in the fund until the earlier of the first date on which the sub-account's total net assets equal or exceeds $200 million or the 18-month anniversary of the commencement of the sub-account's operations.

As of December 31, 2004, the cumulative value of the contracts held by the Settlement Holders, all of which is invested in the funds, was approximately $115 million. The Settlement Contract Holders exchange all or a part of their contract value on up to a daily basis. The specific funds used by the Settlement Holders vary from time to time, and the funds cannot predict which funds will be the subject of this trading. Portfolio managers of the funds with assets attributable to these contracts may hold these assets in cash or other highly liquid investment vehicles in order to reduce the potential for increased transaction costs and forced liquidation when the assets in question are transferred out of the funds. Maintaining these assets in cash results in lost investment opportunities. When the overall portfolio returns exceed the return on the cash or more liquid investment vehicle, the negative effect is sometimes referred to as "cash drag on performance." Hartford Life has agreed to indemnify the funds on a going forward basis for any material harm caused to the funds from frequent trading by the Settlement Holders.

COLI Products. With respect to COLI products offering investments in Hartford Life's Separate Accounts that participate in the fund, Hartford Life imposes numeric restrictions on the frequency with which a contract holder may reallocate investment options. These restrictions vary by contract from one reallocation per contract year to those that permit twelve free reallocations per contract year with a $50 charge for reallocations in excess of twelve. In 2004, none of the COLI contract holders reached or exceeded twelve reallocations during a contract year.

Group Annuity Products. With respect to group annuity products offering investments in Hartford Life's Separate Accounts that invest in shares of the fund, Hartford Life serves as third-party administrator for the groups and, as such, has access to information concerning individual trading activity. Each group, however, maintains plan documents that govern the rights and obligations of plan participants and, accordingly, limits the ability of Hartford Life to restrict individual trading activity. Hartford Life is using reasonable efforts to work with plan sponsors to modify administrative services agreements between Hartford Life and the plans, as well as plan documents, in ways to enable Hartford Life to impose abusive trading restrictions that are reasonably designed to be as effective as those set forth above for individual variable annuity and variable life policyholders. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors.

Omnibus Accounts Participating Directly in the Funds. Unlike the Group Annuity context discussed above, Hartford Life does not serve as a third-party administrator with respect to the omnibus accounts participating directly in the funds. Because Hartford Life receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter Excessive Traders or other abusive traders. Most omnibus accounts that participate directly in the funds offer no more than one of the funds to their plan participants and, at present, none offers more than three funds. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors.

FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to the fund, an investment portfolio of Hartford Series Fund, Inc., votes are counted on an aggregate basis for the corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

                                                            FINANCIAL HIGHLIGHTS

The financial highlights table for the fund is intended to help you understand the fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before December 31, 2001 has been audited by the fund's former independent registered public accounting firm. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

HARTFORD INDEX HLS FUND

                                                                            CLASS IA - PERIOD ENDED:
                                                  12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ------------     ------------     ------------     ------------     ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(a)         $      29.60     $      23.46     $      31.81     $      37.25     $      41.89
Net investment income (loss)(a)                         0.50             0.36             0.32             0.31             0.30
Net realized and unrealized gain (loss) on
  investments(a)                                        2.56             6.23            (8.29)           (4.87)           (4.24)
                                                ------------     ------------     ------------     ------------     ------------
Total from investment operations(a)                     3.06             6.59            (7.97)           (4.56)           (3.94)
Less distributions:
  Dividends from net investment income(a)              (0.39)           (0.37)           (0.28)           (0.29)           (0.31)
  Distributions from net realized gain on
    investments(a)                                     (0.10)           (0.08)           (0.10)           (0.59)           (0.39)
  Distributions from capital(a)                           --               --               --               --               --
                                                ------------     ------------     ------------     ------------     ------------
Total distributions(a)                                 (0.49)           (0.45)           (0.38)           (0.88)           (0.70)
                                                ------------     ------------     ------------     ------------     ------------
Net increase (decrease) in net asset value(a)           2.57             6.14            (8.35)           (5.44)           (4.64)
Net asset value, end of period(a)               $      32.17     $      29.60     $      23.46     $      31.81     $      37.25
                                                ============     ============     ============     ============     ============
TOTAL RETURN(b)                                        10.39%           28.13%          (22.45%)         (12.31%)          (9.50%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $  1,973,470     $  1,934,490     $  1,553,260     $  1,976,361     $  2,387,000
Ratio of expenses to average net assets(c)              0.44%(d)         0.44%            0.44%            0.43%            0.43%
Ratio of net investment income (loss) to
  average net assets                                    1.60%            1.40%            1.18%            0.91%            0.75%
Portfolio turnover rate(e)                                 5%               3%              15%               5%               7%

(a) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IA shares effective November 22, 2002.
(b) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(c)  Ratios do not reflect reductions for expense offsets.
(d) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.44%.
(e) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                         PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS

We value your trust. We are committed to the responsible:
a)   management;
b)   use; and
c)   protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
a)   service your TRANSACTIONS with us; and
b)   support our business functions.

We may obtain PERSONAL INFORMATION from:
a)   YOU;
b)   your TRANSACTIONS with us; and
c)   third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a)   your name;
b)   your address;
c)   your income;
d)   your payment; or
e)   your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a)   our insurance companies;
b)   our employee agents;
c)   our brokerage firms; and
d)   our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a)   market our products; or
b)   market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
a)   independent agents;
b)   brokerage firms;
c)   insurance companies;
d)   administrators; and
e)   service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a)   taking surveys;
b)   marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a)   "opt-out;" or
b)   "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a)   your proper written authorization; or
b)   as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a)   underwriting policies;
b)   paying claims;
c)   developing new products; or
d)   advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)   the confidentiality; and
b)   the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a)   secured files;
b)   user authentication;
c)   encryption;
d)   firewall technology; and
e)   the use of detection software.

We are responsible for and must:
a)   identify information to be protected;
b)   provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a)   credit history;
b)   income;
c)   financial benefits; or
d)   policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a)   your medical records; or
b)   information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a)   PERSONAL FINANCIAL INFORMATION; and
b)   PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a)   your APPLICATION;
b)   your request for us to pay a claim; and
c)   your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a)   asking about;
b)   applying for; or
c)   obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Speciality Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

                                                            FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford Index HLS Fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about the fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the fund.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2004 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The fund makes available this prospectus, its SAI and annual/semiannual reports free of charge, on the fund's website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for the fund and/or the SAI or for other information about the fund, please contact the fund at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:

INTERNET:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc.                                             811-08629

                               HARTFORD HLS FUNDS

             CLASS IB SHARES

             PROSPECTUS
             MAY 1, 2005

          HARTFORD ADVISERS HLS FUND
          HARTFORD CAPITAL APPRECIATION HLS FUND
          HARTFORD DIVIDEND AND GROWTH HLS FUND
          HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
          HARTFORD MONEY MARKET HLS FUND
          HARTFORD SMALL COMPANY HLS FUND
          HARTFORD STOCK HLS FUND
          HARTFORD TOTAL RETURN BOND HLS FUND
            (FORMERLY HARTFORD BOND HLS FUND)


          HARTFORD HLS FUNDS
          C/O INDIVIDUAL ANNUITY SERVICES
          P.O. BOX 5085
          HARTFORD, CT 06102-5085

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS                                                                                   PAGE
-----------------------------------------------------------------------------------------------
Introduction.                   Introduction                                                  2

A summary of each fund's        Hartford Advisers HLS Fund                                    3
goals, principal strategies,    Hartford Capital Appreciation HLS Fund                        6
main risks, performance         Hartford Dividend and Growth HLS Fund                         9
and fees.                       Hartford International Opportunities HLS Fund                12
                                Hartford Money Market HLS Fund                               15
                                Hartford Small Company HLS Fund                              18
                                Hartford Stock HLS Fund                                      22
                                Hartford Total Return Bond HLS Fund                          25

Description of other            Investment strategies and investment matters                 29
investment strategies and
investment risks.

Investment manager and          Management of the funds                                      33
management fee information.

Further information on the      Further information on the funds                             35
funds.                          Purchase and redemption of fund shares                       35
                                Distribution plan                                            35
                                Determination of net asset value                             37
                                Dividends and distributions                                  37
                                Frequent purchases and redemptions of fund shares            37
                                Federal income taxes                                         40
                                Variable contract owner voting rights                        41
                                Plan participant voting rights                               41
                                Performance related information                              41
                                Distributor, Custodian and Transfer Agent                    41
                                Financial highlights                                         42
                                Privacy policy                                               48
                                For more information                                 back cover

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile. Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Each fund is an investment portfolio of Hartford Series Fund, Inc.

Each fund is a diversified fund. Information on each fund, including risk factors for investing in the funds, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HL Advisors, Wellington Management and Hartford Investment Management is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds, some of which have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of the Retail Funds and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

                                                      HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

     -  stocks,

     -  debt securities, and

     -  money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% in equities, between 30% and 50% in debt securities, and between 1% and 10% in money market instruments. Allocation decisions within these bands are in Wellington Management's discretion and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The equity securities within the fund's diversified portfolio are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 31, 1983, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

[CHART]

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

1995       28.02%
1996       16.30%
1997       24.20%
1998       24.39%
1999       10.39%
2000       -0.92%
2001       -4.81%
2002      -13.99%
2003       18.20%
2004        3.48%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 13.85% (2ND QUARTER 1997) AND THE LOWEST QUARTERLY RETURN WAS -9.91% (2ND QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                1 YEAR     5 YEARS     10 YEARS
Class IB(1)                       3.48%     -0.16%       9.68%
S&P 500 Index
   (reflects no
   deduction for fees
   or expenses)                  10.87%     -2.30%      12.06%
Lehman Brothers
   Government/
   Credit Bond
   Index (reflects no
   deduction for fees
   or expenses)                   4.19%      8.00%       7.80%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

     INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

     The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IB
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage
      of offering price                                           Not applicable
   Maximum deferred sales charge (load)                           Not applicable
   Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                       0.63%
   Distribution and service (12b-1) fees                                    0.25%
   Other expenses                                                           0.04%
   Total operating expenses                                                 0.92%


(1) Effective May 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.60%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                         CLASS IB
EXPENSES
   (with or without redemption)
   Year 1                                                                $    91
   Year 3                                                                $   284
   Year 5                                                                $   493
   Year 10                                                               $ 1,096

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Steven T. Irons

-  Senior Vice President of Wellington Management

-  Portfolio manager of the equity portion of the fund since May 2005

-  Joined Wellington Management as an investment professional in 1993

John C. Keogh

-  Senior Vice President of Wellington Management

- Portfolio manager of the fixed income and money market portion of the fund since 2004

-  Joined Wellington Management as an investment professional in 1983

Saul J. Pannell

-  Senior Vice President of Wellington Management

- Involved in portfolio management and securities analysis of the equity portion of the fund since May 2005

-  Joined Wellington Management as an investment professional in 1974

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

HARTFORD CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on April 2, 1984, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

[CHART]

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

1995      29.93%
1996      20.40%
1997      22.04%
1998      15.24%
1999      37.21%
2000      13.02%
2001      -7.10%
2002     -19.88%
2003      42.02%
2004      19.07%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 24.83% (4TH QUARTER 1998) AND THE LOWEST QUARTERLY RETURN WAS -19.07% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                1 YEAR     5 YEARS    10 YEARS
Class IB(1)                      19.07%      7.30%      15.59%
S&P 500 Index
   (reflects no
   deduction for fees
   or expenses)                  10.87%     -2.30%      12.06%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IB
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage
      of offering price                                           Not applicable
   Maximum deferred sales charge (load)                           Not applicable
   Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                          0.63%
   Distribution and service (12b-1) fees                                    0.25%
   Other expenses                                                           0.07%
   Total operating expenses                                                 0.95%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IB
EXPENSES
   (with or without redemption)
   Year 1                                                                $    97
   Year 3                                                                $   303
   Year 5                                                                $   526
   Year 10                                                               $ 1,166

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Saul J. Pannell, CFA

-  Senior Vice President of Wellington Management

-  Portfolio manager of the fund since 1991

-  Joined Wellington Management as an investment professional in 1974

Frank D. Catrickes

-  Vice President of Wellington Management

-  Joined Wellington Management as an investment professional in 1998

-  Involved in portfolio management and securities analysis for the fund since
   1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

                                           HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 9, 1994, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

[CHART]

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

1995      36.03%
1996      22.60%
1997      31.56%
1998      16.18%
1999       5.12%
2000      10.75%
2001      -4.21%
2002     -14.42%
2003      26.48%
2004      12.14%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 16.22% (2ND QUARTER 1997) AND THE LOWEST QUARTERLY RETURN WAS -18.80% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                1 YEAR     5 YEARS    10 YEARS
Class IB(1)                      12.14%      5.19%      13.19%
S&P 500 Index
   (reflects no
   deduction for fees
   or expenses)                  10.87%     -2.30%      12.06%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IB
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage
      of offering price                                           Not applicable
   Maximum deferred sales charge (load)                           Not applicable
   Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                          0.64%
   Distribution and service (12b-1) fees                                    0.25%
   Other expenses                                                           0.04%
   Total operating expenses                                                 0.93%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IB
EXPENSES
   (with or without redemption)
   Year 1                                                                $    95
   Year 3                                                                $   296
   Year 5                                                                $   515
   Year 10                                                               $ 1,143

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward P. Bousa, CFA

-  Vice President of Wellington Management

-  Manager of the fund since September, 2001

-  Joined Wellington Management as an investment professional in 2000

-  Investment professional with Putnam Investments Incorporated (1992-2000)

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the MSCI AC World ex US Index. As of December 31, 2004, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $40 million and $212 billion.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on July 2, 1990, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

[CHART]

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

1995      13.65%
1996      12.65%
1997       0.09%
1998      12.94%
1999      39.61%
2000     -17.25%
2001     -18.88%
2002     -18.12%
2003      32.76%
2004      17.79%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.11% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -21.76% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                1 YEAR     5 YEARS    10 YEARS
Class IB(1)                      17.79%     -2.98%       5.67%
MSCI AC World ex
   US Index (reflects
   no deductions
   for fees or expenses)         21.36%      0.02%       6.02%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

     INDEX: The Morgan Stanley Capital International All Country World ex US ("MSCI AC World ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IB
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage
      of offering price                                           Not applicable
   Maximum deferred sales charge (load)                           Not applicable
   Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                          0.71%
   Distribution and service (12b-1) fees                                    0.25%
   Other expenses                                                           0.09%
   Total operating expenses                                                 1.05%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        CLASS IB
EXPENSES
   (with or without redemption)
   Year 1                                                                $   107
   Year 3                                                                $   334
   Year 5                                                                $   579
   Year 10                                                               $ 1,283

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Trond Skramstad

-  Senior Vice President of Wellington Management

-  Portfolio manager of the fund since 1994

-  Joined Wellington Management as an investment professional in 1993

Nicolas M. Choumenkovitch

-  Vice President of Wellington Management

-  Joined Wellington Management as an investment professional in 1995

-  Involved in portfolio management and securities analysis for the fund since
   2000

Gavin S. Ma

-  Vice President of Wellington Management

- Joined Wellington Management in 1993 and has been an investment professional since 1994

-  Involved in portfolio management and securities analysis for the fund since
   2002

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

                                                  HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on June 30, 1980, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

[CHART]

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

1995    5.47%
1996    4.92%
1997    5.07%
1998    5.05%
1999    4.71%
2000    5.91%
2001    3.68%
2002    1.24%
2003    0.50%
2004    0.69%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 1.52% (4TH QUARTER 2000) AND THE LOWEST QUARTERLY RETURN WAS 0.09% (2ND QUARTER
2004).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                 1 YEAR      5 YEARS     10 YEARS
Class IB(1)                       0.69%       2.38%        3.70%
60-Day Treasury Bill Index
  (reflects no deduction for
  fees or expenses)               1.33%       2.70%        3.94%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

     INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

     Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IB
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.45%
  Distribution and service (12b-1) fees                                    0.25%
  Other expenses                                                           0.03%
  Total operating expenses                                                 0.73%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IB
EXPENSES
  (with or without redemption)
  Year 1                                                               $     75
  Year 3                                                               $    233
  Year 5                                                               $    406
  Year 10                                                              $    906

[SIDENOTE]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGERS

Robert Crusha

-  Vice President of Hartford Investment Management

-  Manager of the fund since May 2002

-  Joined Hartford Investment Management in 1993

-  Investment professional involved in trading and portfolio management since
   1995

Adam Tonkinson

-  Investment Officer of Hartford Investment Management

-  Assistant Portfolio Manager of the fund since March 2004

-  Joined Hartford Investment Management in 2001

- Investment professional involved in securities analysis since 2001 and securities trading since 2002

- Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

HARTFORD SMALL COMPANY HLS FUND

AS OF AUGUST 16, 2004, EXCEPT FOR SHARES REPRESENTING REINVESTED CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, THE FUND NO LONGER OFFERS OR SELLS CLASS IB SHARES TO PLANS OR TO SEPARATE ACCOUNTS, EXCEPT AS FOLLOWS: (1) TO SEPARATE ACCOUNTS THROUGH WHICH GROUP VARIABLE ANNUITY CONTRACTS OR FUNDING AGREEMENTS ARE ISSUED TO CERTAIN QUALIFIED RETIREMENT PLANS AND CERTAIN STATE OR MUNICIPAL EMPLOYEE BENEFIT PLANS IN CONNECTION WITH SUCH CONTRACTS OFFERED OR ISSUED BEFORE THAT DATE THAT OFFER THE FUND AS AN INVESTMENT OPTION, (2) TO SEPARATE ACCOUNTS THROUGH WHICH INDIVIDUAL VARIABLE LIFE INSURANCE CONTRACTS ARE ISSUED IN CONNECTION WITH SUCH CONTRACTS ISSUED BEFORE THAT DATE THAT OFFER THE FUND AS AN INVESTMENT OPTION, (3) TO SEPARATE ACCOUNTS THROUGH WHICH INDIVIDUAL VARIABLE ANNUITY CONTRACTS ARE ISSUED IN CONNECTION WITH SUCH CONTRACTS ISSUED BEFORE AUGUST 16, 2004 THAT OFFER THE FUND AS AN INVESTMENT OPTION, SOLELY TO FACILITATE CERTAIN SYSTEMATIC INVESTMENT PROGRAMS IN WHICH OWNERS OF VARIABLE ANNUITY CONTRACTS ENROLLED PRIOR TO THAT DATE, (4) TO SEPARATE ACCOUNTS THROUGH WHICH INDIVIDUAL VARIABLE ANNUITY CONTRACTS WERE ISSUED BEFORE AUGUST 16, 2004 THAT OFFER THE FUND AS AN INVESTMENT OPTION, SOLELY TO FACILITATE TRANSFERS FROM ANOTHER SUBACCOUNT OR "FIXED" INVESTMENT OPTION UNDER CERTAIN OLDER CONTRACTS AS TO WHICH THE HARTFORD, AS A RESULT OF SETTLEMENT OF LITIGATION, MAY NOT RESTRICT TRANSFERS TO THE SUBACCOUNT INVESTING IN THE FUND, AND (5) DIRECTLY TO CERTAIN PLANS AND CERTAIN STATE OR MUNICIPAL EMPLOYEE BENEFIT PLANS TO WHICH SHARES WERE OFFERED OR ISSUED BEFORE AUGUST 16, 2004 AND THAT OFFER THE FUND AS AN INVESTMENT OPTION.

THE FUND CONTINUES TO PAY 12b-1 FEES PURSUANT TO ITS DISTRIBUTION PLAN. THESE FEES ARE PAID FOR ONGOING SHAREHOLDER SERVICES IN CONNECTION WITH PAST SALES.

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2004, this range was between approximately $59 million and $4.9 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

     -  have potential for above-average earnings growth

     -  are undervalued in relation to their investment potential

     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors

     - are relatively obscure and undiscovered by the overall investment community

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 9, 1996, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

[CHART]

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

1997     18.08%
1998     11.41%
1999     65.45%
2000    -13.28%
2001    -15.07%
2002    -30.39%
2003     55.48%
2004     11.90%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 35.87% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -23.62% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                                      SINCE INCEPTION
                                 1 YEAR   5 YEARS     (AUGUST 9, 1996)
Class IB(1)                      11.90%    -2.26%         9.11%
Russell 2000 Growth Index
  (reflects no deduction for
  fees or expenses)              14.31%    -3.57%         3.68%(2)

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

(2)  Return is from 7/31/96.

     INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IB
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.71%
  Distribution and service (12b-1) fees                                    0.25%
  Other expenses                                                           0.04%
  Total operating expenses                                                 1.00%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IB
EXPENSES
  (with or without redemption)
  Year 1                                                               $    102
  Year 3                                                               $    318
  Year 5                                                               $    552
  Year 10                                                              $  1,225

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Steven C. Angeli, CFA

-  Senior Vice President of Wellington Management

-  Portfolio manager of the fund since January 2000

-  Joined Wellington Management as an investment professional in 1994

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The equity securities within the fund's diversified portfolio are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, quality companies in which the fund invests demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. Quality companies in which the fund invests also include companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

[CHART]

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

1995     33.76%
1996     24.06%
1997     31.05%
1998     33.20%
1999     19.57%
2000     -7.21%
2001    -12.39%
2002    -24.42%
2003     26.16%
2004      3.91%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.12% (4TH QUARTER 1998) AND THE LOWEST QUARTERLY RETURN WAS -17.35% (3RD QUARTER 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                        1 YEAR      5 YEARS     10 YEARS
Class IB(1)                              3.91%      -4.23%       10.80%
S&P 500 Index (reflects no deduction
  for fees or expenses)                 10.87%      -2.30%       12.06%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

     INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                       CLASS IB
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                          0.46%
  Distribution and service (12b-1) fees                                    0.25%
  Other expenses                                                           0.03%
  Total operating expenses                                                 0.74%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IB
EXPENSES
  (with or without redemption)
  Year 1                                                               $     76
  Year 3                                                               $    237
  Year 5                                                               $    411
  Year 10                                                              $    918

[SIDENOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Steven T. Irons

-  Senior Vice President of Wellington Management

-  Portfolio manager of the fund since May 2005

-  Joined Wellington Management as an investment professional in 1993

Saul J. Pannell

-  Senior Vice President of Wellington Management

- Involved in portfolio management and securities analysis for the fund since May 2005

-  Joined Wellington Management as an investment professional in 1974

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

                                             HARTFORD TOTAL RETURN BOND HLS FUND
                                               (FORMERLY HARTFORD BOND HLS FUND)

INVESTMENT GOAL. The Hartford Total Return Bond HLS Fund seeks competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "junk bonds." The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

[CHART]

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

1995    18.19%
1996     3.27%
1997    11.07%
1998     7.93%
1999    -2.19%
2000    11.79%
2001     8.49%
2002     9.83%
2003     7.58%
2004     4.33%

DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 6.33% (2ND QUARTER 1995) AND THE LOWEST QUARTERLY RETURN WAS -2.29% (2ND QUARTER
2004).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/04

                                      1 YEAR      5 YEARS     10 YEARS
Class IB(1)                            4.33%       8.38%        7.90%
Lehman Brothers U.S. Aggregate Bond
  Index (reflects no deduction for
  fees or expenses)                    4.34%       7.71%        7.72%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

     INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IB
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage
    of offering price                                            Not applicable
  Maximum deferred sales charge (load)                           Not applicable
  Exchange fees                                                  None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                         0.46%
   Distribution and service (12b-1) fees                                   0.25%
   Other expenses                                                          0.04%
   Total operating expenses                                                0.75%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       CLASS IB
EXPENSES
  (with or without redemption)
  Year 1                                                               $     77
  Year 3                                                               $    240
  Year 5                                                               $    417
  Year 10                                                              $    930

[SIDENOTE]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGER

Nasri Toutoungi

-  Managing Director of Hartford Investment Management

-  Manager of the fund since 2003

-  Joined Hartford Investment Management in 2003

- Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds, except for Money Market HLS Fund, may invest as part of their principal investment strategy, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the Advisers HLS Fund, Money Market HLS Fund and Total Return Bond HLS Fund may invest as part of their principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market HLS Fund, which may invest in high quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although it is not a principal investment strategy, each fund (other than the Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The funds, other than the Money Market HLS Fund, may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Money Market HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the

New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

Capital Appreciation HLS Fund and International Opportunities HLS Fund may invest in emerging markets as part of their principal investment strategy. All other funds, except Money Market HLS Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

Small Company HLS Fund may invest in securities of small capitalization companies as part of its principal investment strategy. Each other fund, except Money Market HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

     - "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

     - "QUBES" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

     - "iSHARES," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

     - "HOLDRS" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Certain funds are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES

Small Company HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

DISCLOSURE OF PORTFOLIO HOLDINGS

The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.

                                                         MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. HL Advisors had over $59.9 billion in assets under management as of December 31, 2004. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, The Hartford has been served with five consolidated putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP is the investment sub-adviser to each of the funds, other than those sub-advised by Hartford Investment Management.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2004, Wellington Management had investment management authority over approximately $470 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the Money Market HLS Fund and Total Return Bond HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2004, Hartford Investment Management and its wholly-owned subsidiary had investment management authority over approximately $101.9 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES

Each fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

MONEY MARKET HLS FUND

AVERAGE DAILY NET ASSETS                       ANNUAL RATE
------------------------                       -----------
All Assets                                           0.450%

STOCK HLS FUND AND TOTAL RETURN BOND HLS FUND

AVERAGE DAILY NET ASSETS                       ANNUAL RATE
------------------------                       -----------
First $250,000,000                                   0.525%
Next $250,000,000                                    0.500%
Next $500,000,000                                    0.475%
Amount Over $1 Billion                               0.450%

ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DIVIDEND AND GROWTH HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND AND SMALL COMPANY HLS FUND

AVERAGE DAILY NET ASSETS                       ANNUAL RATE
------------------------                       -----------
First $250,000,000                                   0.775%
Next $250,000,000                                    0.725%
Next $500,000,000                                    0.675%
Amount Over $1 Billion                               0.625%

For the year ended December 31, 2004, each fund paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below).

These fees, expressed as a percentage of net assets, were as follows:

FUND NAME                                      ANNUAL RATE
---------                                      -----------
Hartford Advisers HLS Fund                            0.63%(1)
Hartford Capital Appreciation HLS Fund                0.63%
Hartford Dividend and Growth HLS Fund                 0.64%
Hartford International Opportunities
 HLS Fund                                             0.71%
Hartford Money Market HLS Fund                        0.45%
Hartford Small Company HLS Fund                       0.71%
Hartford Stock HLS Fund                               0.46%
Hartford Total Return Bond HLS Fund                   0.46%


(1) Effective May 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.60%. This policy may be discontinued at any time.

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' SAI and will be available in the funds' semiannual report to shareholders covering the period ending June 30, 2005.

                                                FURTHER INFORMATION ON THE FUNDS

PURCHASE AND REDEMPTION OF FUND SHARES

The funds may offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer each class of their shares to certain qualified retirement plans (the "Plans"). Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The funds offer two different classes of shares -- Class IA and Class IB. Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, each fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about a fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

In accordance with the terms of the Distribution Plan, the distributor provides to each fund, for review by each fund's board of directors, a quarterly written report of the amounts expended under the Distribution Plan and the purpose for which such expenditures were made.

The Distribution Plan was adopted by a majority vote of the respective fund's board of directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of each fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Distribution Plan, cast in person at a meeting called for the purpose of voting on the Distribution Plan. In approving the Distribution Plan, the directors identified and considered a number of potential benefits which the Distribution Plan may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, and the ability to sell shares of the funds through adviser and broker distribution channels. The board of directors believes that there is a reasonable likelihood that the Distribution Plan will benefit the Class IB shareholders of each fund. Under its terms, the Distribution Plan remains in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each fund affected thereby, and material amendments to the Distribution Plan must also be approved by the board of directors in the manner described above. The Distribution Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors who are not interested persons of each fund and have no direct or indirect financial interest in the operations of the Distribution Plan, or by a vote of a "majority of the outstanding voting securities" of each fund affected thereby. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the funds' shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the funds. Because the fees paid by the funds under the Distribution Plan are paid out of each fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

DETERMINATION OF NET ASSET VALUE

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults;
(ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, and in particular, Advisers HLS Fund, Capital Appreciation HLS Fund, International Opportunities HLS Fund, Small Company HLS Fund and Stock HLS Fund, uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's assets, and investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except the Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. In particular, funds that invest in securities that are thinly traded may include Capital Appreciation HLS Fund. Funds that invest in securities that are traded primarily in markets outside of the United States may include Advisers HLS Fund, Capital Appreciation HLS Fund, International Opportunities HLS Fund, Small Company HLS Fund and Stock HLS Fund. Frequent traders using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds. As explained below, however, there are certain frequent traders currently invested in the funds.

The funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the funds. In all cases, exchange activity among the funds occurs on an omnibus basis, which limits the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds prevent the funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not been sold by Hartford Life since the 1980's, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the funds. Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders.

In addition, as the result of litigation with certain holders of Hartford Life's older variable annuity contracts, including court decisions and a court-approved settlement of litigation, these contract holders continue to trade frequently and Hartford Life is limited in its ability to restrict the number of their exchanges and the manner in which they conduct exchanges. See "Individual Variable Annuity and Variable Life Products," below.

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the funds' policy to require the funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates the policies and procedures adopted by the Board of Directors with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary to do so. The Chief Compliance Officer of the funds is responsible for monitoring and reporting all material violations of the funds' policies and procedures to the Board of Directors of the funds, and makes periodic reports to the Board with respect to suspected abusive trading activities and the steps taken to address any such activities. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so.

No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities. Hartford Life has developed and employs the following procedures with respect to restrictions on trading:

Individual Variable Annuity and Variable Life Products. Hartford Life presently sells only individual variable annuity contracts and individual variable life insurance policies that include contractual language reserving for Hartford Life the right to restrict abusive trading activities and to revoke the exchange privileges of abusive traders. In addition, currently sold variable annuity contracts and variable life insurance policies contain terms that permit Hartford Life to limit the means by which contract holders and policy holders may conduct exchanges. Under Hartford Life's internal policies and procedures, any contract owner or policy holder who conducts in excess of twenty (20) exchanges in one policy/contract year is deemed to be an "Excessive Trader" for the remainder of the policy/contract year. With respect to any currently sold contract or policy, an Excessive Trader may only conduct exchanges in writing by U.S. mail or overnight delivery.

Hartford Life's older Director I and Director II variable annuity contracts, which were sold in the 1980's, do not contain language expressly reserving for Hartford Life the right to restrict abusive trading activities and to revoke the exchange privileges of abusive traders. These contracts are no longer sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in shares of the funds. Hartford Life does employ the Excessive Trader restrictions described above to holders of Director I and Director II contracts, except with respect to approximately 42 of these contract holders, described above, to whom less restrictive limitations apply as the result of settlement of litigation ("the Settlement Holders"). Under the terms of the settlement agreement, the Settlement Holders may conduct exchanges, which result in exchanges of fund shares, by telephone on a daily basis, subject to the following limitations: (i) with respect to all funds other than Advisers HLS Fund, Capital Appreciation HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund, the combined investments of these contract holders may not exceed 5% of the total assets of any sub-account which invests in a fund (and thus less than 5% of the net assets of the fund in question) and (ii) the contract holders may not invest in any newly available sub-account which invests in a fund until the earlier of the first date on which the sub-account's total net assets equal or exceeds $200 million or the 18-month anniversary of the commencement of the sub-account's operations.

As of December 31, 2004, the cumulative value of the contracts held by the Settlement Holders, all of which is invested in the funds, was approximately $115 million. The Settlement Contract Holders exchange all or a part of their contract value on up to a daily basis. The specific funds used by the Settlement Holders vary from time to time, and the funds cannot predict which funds will be the subject of this trading. Portfolio managers of the funds with assets attributable to these contracts may hold these assets in cash or other highly liquid investment vehicles in order to reduce the potential for increased transaction costs and forced liquidation when the assets in question are transferred out of the funds. Maintaining these assets in cash results in lost investment opportunities. When the overall portfolio returns exceed the return on the cash or more liquid investment vehicle, the negative effect is sometimes referred to as "cash drag on performance." Hartford Life has agreed to indemnify the funds on a going forward basis for any material harm caused to the funds from frequent trading by the Settlement Holders.

COLI Products. With respect to COLI products offering investments in Hartford Life's Separate Accounts that participate in the funds, Hartford Life imposes numeric restrictions on the frequency with which a contract holder may reallocate investment options. These restrictions vary by contract from one reallocation per contract year to those that permit twelve free reallocations per contract year with a $50 charge for reallocations in excess of twelve. In 2004, none of the COLI contract holders reached or exceeded twelve reallocations during a contract year.

Group Annuity Products. With respect to group annuity products offering investments in Hartford Life's Separate Accounts that invest in shares of the funds, Hartford Life serves as third-party administrator for the groups and, as such, has access to information concerning individual trading activity. Each group, however, maintains plan documents that govern the rights and obligations of plan participants and, accordingly, limits the ability of Hartford Life to restrict individual trading activity. Hartford Life is using reasonable efforts to work with plan sponsors to modify administrative services agreements between Hartford Life and the plans, as well as plan documents, in ways to enable Hartford Life to impose abusive trading restrictions that are reasonably designed to be as effective as those set forth above for individual variable annuity and variable life policyholders. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors.

Omnibus Accounts Participating Directly in the Funds. Unlike the Group Annuity context discussed above, Hartford Life does not serve as a third-party administrator with respect to the omnibus accounts participating directly in the funds. Because Hartford Life receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter Excessive Traders or other abusive traders. Most omnibus accounts that participate directly in the funds offer no more than one of the funds to their plan participants and, at present, none offers more than three funds. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in the prospectus.

FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to the funds, each of which is an investment portfolio of Hartford Series Fund, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before December 31, 2001 has been audited by the funds' former independent registered public accounting firm. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

HARTFORD ADVISERS HLS FUND

                                                                             CLASS IB-PERIOD ENDED:
                                                  12/31/04          12/31/03       12/31/02          12/31/01          12/31/00
                                                -----------       -----------    -----------       -----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(c)         $     22.81       $     19.72    $     23.60       $     26.63       $     29.66
Net investment income (loss)(c)                        0.48              0.41           0.46              0.50              0.74
Net realized and unrealized gain (loss) on
  investments(c)                                       0.30              3.16          (4.10)            (1.77)            (0.98)
                                                -----------       -----------    -----------       -----------       -----------
Total from investment operations(c)                    0.78              3.57          (3.64)            (1.27)            (0.24)
Less distributions:
  Dividends from net investment income(c)             (0.42)            (0.48)         (0.24)            (0.49)            (0.22)
  Distributions from net realized gain on
    investments(c)                                       --                --             --             (1.27)            (2.57)
  Distributions from capital(c)                          --                --             --                --                --
                                                -----------       -----------    -----------       -----------       -----------
Total distributions(c)                                (0.42)            (0.48)         (0.24)            (1.76)            (2.79)
                                                -----------       -----------    -----------       -----------       -----------
Net increase (decrease) in net asset value(c)          0.36              3.09          (3.88)            (3.03)            (3.03)
Net asset value, end of period(c)               $     23.17       $     22.81    $     19.72       $     23.60       $     26.63
                                                ===========       ===========    ===========       ===========       ===========
TOTAL RETURN(f)                                        3.48%            18.20%        (13.99%)           (4.81%)           (0.92%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $ 1,462,319       $ 1,263,641    $   672,078       $   521,205       $   252,247
Ratio of expenses to average net assets(e)             0.92%(g)          0.92%          0.90%(d)          0.84%(a)          0.84%(a)
Ratio of net investment income (loss) to
  average net assets                                   1.91%             1.78%          2.07%             2.33%             2.29%
Portfolio turnover rate(b)                               36%               48%            47%               34%               40%

(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(b) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.
(c) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(d) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(e)  Ratios do not reflect reductions for expense offsets.
(f) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(g) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.91%.

HARTFORD CAPITAL APPRECIATION HLS FUND

                                                                             CLASS IB-PERIOD ENDED:
                                                  12/31/04          12/31/03       12/31/02          12/31/01          12/31/00
                                                -----------       -----------    -----------       -----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(c)         $     44.76       $     31.63    $     39.68       $     59.23       $     60.98
Net investment income (loss)(c)                        0.27              0.19           0.12              0.06             (0.77)
Net realized and unrealized gain (loss) on
  investments(c)                                       8.26             13.10          (8.03)            (3.29)             8.64
                                                -----------       -----------    -----------       -----------       -----------
Total from investment operations(c)                    8.53             13.29          (7.91)            (3.23)             7.87
Less distributions:
  Dividends from net investment income(c)             (0.11)            (0.16)         (0.14)            (0.23)            (0.34)
  Distributions from net realized gain on
    investments(c)                                       --                --             --            (16.09)            (9.28)
  Distributions from capital(c)                          --                --             --                --                --
                                                -----------       -----------    -----------       -----------       -----------
Total distributions(c)                                (0.11)            (0.16)         (0.14)           (16.32)            (9.62)
                                                -----------       -----------    -----------       -----------       -----------
Net increase (decrease) in net asset value(c)          8.42             13.13          (8.05)           (19.55)            (1.75)
Net asset value, end of period(c)               $     53.18       $     44.76    $     31.63       $     39.68       $     59.23
                                                ===========       ===========    ===========       ===========       ===========
TOTAL RETURN(f)                                       19.07%            42.02%        (19.88%)           (7.10%)           13.02%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $ 2,505,798       $ 1,579,399    $   588,013       $   393,241       $   136,058
Ratio of expenses to average net assets(e)             0.95%(g)          0.94%          0.92%(d)          0.86%(a)          0.84%(a)
Ratio of net investment income (loss) to
  average net assets                                   0.52%             0.52%          0.41%             0.39%             0.46%
Portfolio turnover rate(b)                               89%               94%            94%               92%              108%


(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(b) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.
(c) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(d) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(e)  Ratios do not reflect reductions for expense offsets.
(f) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(g) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.92%.

HARTFORD DIVIDEND AND GROWTH HLS FUND

                                                                             CLASS IB-PERIOD ENDED:
                                                  12/31/04          12/31/03       12/31/02          12/31/01          12/31/00
                                                -----------       -----------    -----------       -----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(c)         $     18.72       $     15.07    $     18.79       $     21.24       $     21.51
Net investment income (loss)(c)                        0.27              0.21           0.24              0.39              0.40
Net realized and unrealized gain (loss) on
  investments(c)                                       2.00              3.76          (3.66)            (1.25)             1.69
                                                -----------       -----------    -----------       -----------       -----------
Total from investment operations(c)                    2.27              3.97          (3.42)            (0.86)             2.09
Less distributions:
  Dividends from net investment income(c)             (0.23)            (0.22)         (0.21)            (0.28)            (0.32)
  Distributions from net realized gain on
    investments(c)                                       --             (0.10)         (0.09)            (1.31)            (2.04)
  Distributions from capital(c)                          --                --             --                --                --
                                                -----------       -----------    -----------       -----------       -----------
Total distributions(c)                                (0.23)            (0.32)         (0.30)            (1.59)            (2.36)
                                                -----------       -----------    -----------       -----------       -----------
Net increase (decrease) in net asset value(c)          2.04              3.65          (3.72)            (2.45)            (0.27)
Net asset value, end of period(c)               $     20.76       $     18.72    $     15.07       $     18.79       $     21.24
                                                ===========       ===========    ===========       ===========       ===========
TOTAL RETURN(f)                                       12.14%            26.48%        (14.42%)           (4.21%)           10.75%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $ 1,393,412       $   902,779    $   327,617       $   153,848       $    35,415
Ratio of expenses to average net assets(e)             0.93%(g)          0.94%(d)       0.92%(d)          0.86%(a)          0.86%(a)
Ratio of net investment income (loss) to
  average net assets                                   1.48%             1.36%          1.33%             1.48%             1.52%
Portfolio turnover rate(b)                               27%               31%            43%               61%               59%

(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(b) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing among the classes of shares issued.
(c) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(d) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(e)  Ratios do not reflect reductions for expense offsets.
(f) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(g) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.92%.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

                                                                             CLASS IB-PERIOD ENDED:
                                                  12/31/04          12/31/03       12/31/02          12/31/01          12/31/00
                                                -----------       -----------    -----------       -----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(c)         $     10.09       $      7.66    $      9.51       $     13.65       $     18.76
Net investment income (loss)(c)                        0.08              0.07           0.14              0.12              0.25
Net realized and unrealized gain (loss) on
  investments(c)                                       1.72              2.43          (1.91)            (2.63)            (3.24)
                                                -----------       -----------    -----------       -----------       -----------
Total from investment operations(c)                    1.80              2.50          (1.77)            (2.51)            (2.99)
Less distributions:
  Dividends from net investment income(c)             (0.06)            (0.07)         (0.08)            (0.02)            (0.19)
  Distributions from net realized gain on
    investments(c)                                       --                --             --             (1.61)            (1.93)
  Distributions from capital(c)                          --                --             --                --                --
                                                -----------       -----------    -----------       -----------       -----------
Total distributions(c)                                (0.06)            (0.07)         (0.08)            (1.63)            (2.12)
                                                -----------       -----------    -----------       -----------       -----------
Net increase (decrease) in net asset value(c)          1.74              2.43          (1.85)            (4.14)            (5.11)
Net asset value, end of period(c)               $     11.83       $     10.09    $      7.66       $      9.51       $     13.65
                                                ===========       ===========    ===========       ===========       ===========
TOTAL RETURN(f)                                       17.79%            32.76%        (18.12%)          (18.88%)          (17.25%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $   247,752       $    76,246    $    26,641       $    22,277       $    18,682
Ratio of expenses to average net assets(e)             1.05%(g)          1.08%          1.04%(d)          0.99%(a)          0.96%(a)
Ratio of net investment income (loss) to
  average net assets                                   0.88%             0.83%          1.00%             0.92%             0.98%
Portfolio turnover rate(b)                              142%              144%           161%              144%              159%

(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(b) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.
(c) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(d) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(e)  Ratios do not reflect reductions for expense offsets.
(f) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(g) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.99%.

HARTFORD MONEY MARKET HLS FUND

                                                                             CLASS IB-PERIOD ENDED:
                                                  12/31/04          12/31/03       12/31/02          12/31/01          12/31/00
                                                -----------       -----------    -----------       -----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $      1.00       $      1.00    $      1.00       $      1.00       $      1.00
Net investment income (loss)                             --                --           0.01              0.04              0.06
Net realized and unrealized gain (loss) on
  investments                                            --                --             --                --                --
                                                -----------       -----------    -----------       -----------       -----------
Total from investment operations                         --                --           0.01              0.04              0.06
Less distributions:
  Dividends from net investment income                   --                --          (0.01)            (0.04)            (0.06)
  Distributions from net realized gain on
    investments                                          --                --             --                --                --
  Distributions from capital                             --                --             --                --                --
                                                -----------       -----------    -----------       -----------       -----------
Total distributions                                      --                --          (0.01)            (0.04)            (0.06)
                                                -----------       -----------    -----------       -----------       -----------
Net increase (decrease) in net asset value               --                --             --                --                --
Net asset value, end of period                  $      1.00       $      1.00    $      1.00       $      1.00       $      1.00
                                                ===========       ===========    ===========       ===========       ===========
TOTAL RETURN(e)                                        0.69%             0.50%          1.24%             3.68%             5.91%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $   252,808       $   240,930    $   261,914       $   152,129       $    36,270
Ratio of expenses to average net assets(d)             0.73%(f)          0.74%          0.72%(c)          0.66%(a)          0.66%(a)
Ratio of net investment income (loss) to
  average net assets                                   0.68%             0.50%          1.20%             3.40%             5.73%
Current Yield(b)                                       1.54%             0.43%          0.75%             1.62%             6.01%
Effective Yield(b)                                     1.55%             0.44%          0.76%             1.64%             6.20%

(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(b) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.
(c) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(d)  Ratios do not reflect reductions for expense offsets.
(e) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(f) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.73%.

HARTFORD SMALL COMPANY HLS FUND

                                                                             CLASS IB-PERIOD ENDED:
                                                  12/31/04          12/31/03       12/31/02          12/31/01          12/31/00
                                                -----------       -----------    -----------       -----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(c)         $     14.35       $      9.23    $     13.26       $     16.83       $     21.87
Net investment income (loss)(c)                       (0.09)            (0.04)         (0.06)            (0.01)             0.03
Net realized and unrealized gain (loss) on
  investments(c)                                       1.80              5.16          (3.97)            (2.53)            (2.57)
                                                -----------       -----------    -----------       -----------       -----------
Total from investment operations(c)                    1.71              5.12          (4.03)            (2.54)            (2.54)
Less distributions:
  Dividends from net investment income(c)                --                --             --                --                --
  Distributions from net realized gain on
    investments(c)                                       --                --             --             (1.03)            (2.50)
  Distributions from capital(c)                          --                --             --                --                --
                                                -----------       -----------    -----------       -----------       -----------
Total distributions(c)                                   --                --             --             (1.03)            (2.50)
                                                -----------       -----------    -----------       -----------       -----------
Net increase (decrease) in net asset value(c)          1.71              5.12          (4.03)            (3.57)            (5.04)
Net asset value, end of period(c)               $     16.06       $     14.35    $      9.23       $     13.26       $     16.83
                                                ===========       ===========    ===========       ===========       ===========
TOTAL RETURN(f)                                       11.90%            55.48%        (30.39%)          (15.07%)          (13.28%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $   230,452       $   190,456    $    66,378       $    59,371       $    40,967
Ratio of expenses to average net assets(e)             1.00%(g)          1.01%          1.00%(d)          0.94%(a)          0.92%(a)
Ratio of net investment income (loss) to
  average net assets                                  (0.66%)           (0.74%)        (0.53%)           (0.15%)           (0.18%)
Portfolio turnover rate(b)                              141%              171%           222%              227%              195%

(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(b) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.
(c) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(d) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(e)  Ratios do not reflect reductions for expense offsets.
(f) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(g) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.95%.

HARTFORD STOCK HLS FUND

                                                                             CLASS IB-PERIOD ENDED:
                                                  12/31/04          12/31/03       12/31/02          12/31/01          12/31/00
                                                -----------       -----------    -----------       -----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(c)         $     44.29       $     35.42    $     47.31       $     58.79       $     71.51
Net investment income (loss)(c)                        0.64              0.38           0.38              0.46              0.74
Net realized and unrealized gain (loss) on
  investments(c)                                       1.08              8.88         (11.95)            (7.57)            (5.47)
                                                -----------       -----------    -----------       -----------       -----------
Total from investment operations(c)                    1.72              9.26         (11.57)            (7.11)            (4.72)
Less distributions:
  Dividends from net investment income(c)             (0.42)            (0.39)         (0.32)            (0.32)            (0.34)
  Distributions from net realized gain on
    investments(c)                                       --                --             --             (4.05)            (7.66)
  Distributions from capital(c)                          --                --             --                --                --
                                                -----------       -----------    -----------       -----------       -----------
Total distributions(c)                                (0.42)            (0.39)         (0.32)            (4.37)            (8.00)
                                                -----------       -----------    -----------       -----------       -----------
Net increase (decrease) in net asset value(c)          1.30              8.87         (11.89)           (11.48)           (12.72)
Net asset value, end of period(c)               $     45.59       $     44.29    $     35.42       $     47.31       $     58.79
                                                ===========       ===========    ===========       ===========       ===========
TOTAL RETURN(f)                                        3.91%            26.16%        (24.42%)          (12.39%)           (7.21%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $   718,293       $   562,979    $   296,767       $   271,475       $   136,077
Ratio of expenses to average net assets(e)             0.74%(g)          0.74%          0.72%(d)          0.67%(a)          0.66%(a)
Ratio of net investment income (loss) to
  average net assets                                   1.36%             0.93%          0.75%             0.62%             0.46%
Portfolio turnover rate(b)                               30%               37%            44%               39%               40%

(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(b) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.
(c) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(d) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(e)  Ratios do not reflect reductions for expense offsets.
(f) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(g) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.73%.

HARTFORD TOTAL RETURN BOND HLS FUND

                                                                             CLASS IB-PERIOD ENDED:
                                                  12/31/04          12/31/03       12/31/02          12/31/01          12/31/00
                                                -----------       -----------    -----------       -----------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period(d)         $     12.25       $     11.90    $     11.43       $     11.07       $      9.95
Net investment income (loss)(d)                        0.45              0.40           0.46              0.41              0.61
Net realized and unrealized gain (loss) on
  investments(d)                                       0.04              0.50           0.07              0.50              0.56
                                                -----------       -----------    -----------       -----------       -----------
Total from investment operations(d)                    0.49              0.90           0.53              0.91              1.17
Less distributions:
  Dividends from net investment income(d)             (0.56)            (0.49)         (0.05)            (0.55)            (0.05)
  Distributions from net realized gain on
    investments(d)                                    (0.32)            (0.06)         (0.01)               --                --
  Distributions from capital(d)                          --                --             --                --                --
                                                -----------       -----------    -----------       -----------       -----------
Total distributions(d)                                (0.88)            (0.55)         (0.06)            (0.55)            (0.05)
                                                -----------       -----------    -----------       -----------       -----------
Net increase (decrease) in net asset value(d)         (0.39)             0.35           0.47              0.36              1.12
Net asset value, end of period(d)               $     11.86       $     12.25    $     11.90       $     11.43       $     11.07
                                                ===========       ===========    ===========       ===========       ===========
TOTAL RETURN(g)                                        4.33%             7.58%          9.83%             8.49%            11.79%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $   991,065       $   734,768    $   382,864       $   152,254       $    31,551
Ratio of expenses to average net assets(f)             0.75%(h)          0.75%          0.75%(e)          0.69%(a)          0.70%(a)
Ratio of net investment income (loss) to
  average net assets                                   3.47%             3.49%          5.34%             5.69%             6.36%
Portfolio turnover rate(c)                              164%              215%           108%              185%              169%
Current Yield(b)                                       3.58%             3.66%          4.76%             5.55%             5.94%

(a) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(b) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.
(c) Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.
(d) For the periods ended December 31, 2000 to December 31, 2002, per share amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(e) Through April 30, 2002, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(f)  Ratios do not reflect reductions for expense offsets.

(g) Returns include the fund level expenses, but exclude the insurance charges. If returns had taken into account insurance charges, performance would have been lower.
(h) The ratio of expenses to average net assets excludes commission recapture and custodian fee offset arrangements but includes waiver and/or expense reimbursements. Had the commission recapture and custodian offset arrangements been included, the ratio would have been 0.75%.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                         PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS

We value your trust. We are committed to the responsible:
a)   management;
b)   use; and
c)   protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
a)   service your TRANSACTIONS with us; and
b)   support our business functions.

We may obtain PERSONAL INFORMATION from:
a)   YOU;
b)   your TRANSACTIONS with us; and
c)   third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a)   your name;
b)   your address;
c)   your income;
d)   your payment; or
e)   your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a)   our insurance companies;
b)   our employee agents;
c)   our brokerage firms; and
d)   our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a)   market our products; or
b)   market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
a)   independent agents;
b)   brokerage firms;
c)   insurance companies;
d)   administrators; and
e)   service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a)   taking surveys;
b)   marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a)   "opt-out;" or
b)   "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a)   your proper written authorization; or
b)   as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a)   underwriting policies;
b)   paying claims;
c)   developing new products; or
d)   advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)   the confidentiality; and
b)   the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a)   secured files;
b)   user authentication;
c)   encryption;
d)   firewall technology; and
e)   the use of detection software.

We are responsible for and must:
a)   identify information to be protected;
b)   provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a)   credit history;
b)   income;
c)   financial benefits; or
d)   policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a)   your medical records; or
b)   information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a)   PERSONAL FINANCIAL INFORMATION; and
b)   PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a)   your APPLICATION;
b)   your request for us to pay a claim; and
c)   your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a)   asking about;
b)   applying for; or
c)   obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

                                                            FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2004 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semiannual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:

INTERNET:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc.                                             811-08629